  As filed with the U.S. Securities and Exchange Commission on February 27, 2004
                                              Securities Act File No.  333-83071
                                        Investment Company Act File No. 811-9477


--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-1A

            Registration Statement Under The Securities Act Of 1933        [X]

                          Pre-Effective Amendment No.                      [ ]

                        Post-Effective Amendment No. 10                    [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940   [X]

                                 Amendment No. 11                          [X]
                        (Check appropriate box or boxes)

                          ING VARIABLE INSURANCE TRUST
                 (Exact Name of Registrant Specified in Charter)
                          7337 E. Doubletree Ranch Road

                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, Including Area Code: (800) 992-0180

            Huey P. Falgout, Jr.                      With copies to:
            ING Investments, LLC                    Kathy McElroy, Esq.
        7337 E. Doubletree Ranch Road                  Dechert, LLP
            Scottsdale, AZ 85258                   30 Rockefeller Plaza
   (Name and Address of Agent for Service)       New York, New York 10112

                            ------------------------

 It is proposed that this filing will become effective (check appropriate box):

[ ]   Immediately upon filing pursuant to paragraph (b)      [ ]   on (date), pursuant to  paragraph (b)


[ ]   60 days after filing pursuant to paragraph (a)(1)      [X]   on April 30, 2004, pursuant to  paragraph (a)(1)


[ ]   75 days after filing pursuant to paragraph (a)(2)      [ ]   on (date), pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST

            CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*   Cover Sheet

*   Contents of Registration Statement

*   Explanatory Note

*   ING VP Worldwide Growth Portfolio Prospectus

*   ING VP Worldwide Growth Portfolio Statement of Additional Information

*   Part C

*   Signature Page









                                EXPLANATORY NOTE


            This Post-Effective Amendment No. 10, filed in reliance on Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), to the Registration Statement on Form N-1A for ING Variable Insurance Trust (the "Registrant") is being filed for the purpose of updating the disclosure in compliance with annual updating requirements pursuant to section 10(a)(3) of the 1933 Act. This Registration incorporates by reference:

            1. The Registrant's GET U.S. Core Series 3 and GET U.S. Core Series
               4 Prospectuses each dated December 8, 2003, which were included in the Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, which were filed with the U.S. Securities and Exchange Commission ("SEC") on December 8, 2003.

            2. The Registrant's GET U.S. Core Series 3 and GET U.S. Core Series
               4 Statements of Additional Information each dated December 8, 2003, which were included in the Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A, which were filed with the U.S. Securities and Exchange Commission ("SEC") on December 8, 2003.

            3. The Registrant's GET U.S. Core Series 1 and GET U.S. Core Series
               2 Prospectuses which were included in the Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, which were filed with the U.S. Securities and Exchange Commission ("SEC") on May 29, 2003.

            4. The Registrant's GET U.S. Core Series 1 and GET U.S. Core Series
               2 Statements of Additional Information which were included in the Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A, which were filed with the U.S. Securities and Exchange Commission ("SEC") on May 29, 2003.

       PROSPECTUS

[WORLD PHOTO]

       May 1, 2004


       ING VP WORLDWIDE
       GROWTH PORTFOLIO

       This Prospectus contains
       important information about
       investing in the ING VP
       Worldwide Growth Portfolio.
       You should read it carefully
       before you invest, and keep it
       for future reference. Please
       note that your investment: is
       not a bank deposit, is not
       insured or guaranteed by the
       FDIC, the Federal Reserve
       Board or any other government
       agency and is affected by
       market fluctuations. There is
       no guarantee that the
       Portfolio will achieve its
       objective. As with all
       variable portfolios, the
       Securities and Exchange
       Commission (SEC) has not
       approved or disapproved these
       securities nor has the SEC
       judged whether the information
       in this Prospectus is accurate
       or adequate. Any
       representation to the contrary
       is a criminal offense.

                                                         [ING FUNDS LOGO]

                                                                   WHAT'S INSIDE
--------------------------------------------------------------------------------

[TARGET GRAPHIC]
         OBJECTIVE



[COMPASS GRAPHIC]
         INVESTMENT STRATEGY



[SCALE GRAPHIC]
         RISKS





[MONEY GRAPHIC]
         HOW THE
         PORTFOLIO
         HAS
         PERFORMED



You'll also find:

HOW THE PORTFOLIO HAS PERFORMED. A chart that shows the Portfolio's financial This Prospectus describes the Portfolio's objective, investment strategy and performance for the past ten years (or since inception, if shorter).


risks.


[PENNY GRAPHIC]
         WHAT YOU
         PAY TO
         INVEST



WHAT YOU PAY TO INVEST. Information about the Portfolio's management fees and expenses the Portfolio pays.

You'll find further details about the fees associated with your annuity contract or life insurance policy in the accompanying product Prospectus or offering memorandum. Please read these documents carefully, and keep them for future reference.



    INTRODUCTION TO THE ING VP WORLDWIDE
      GROWTH PORTFOLIO                                  1
    PORTFOLIO AT A GLANCE                               2
    ING VP WORLDWIDE GROWTH PORTFOLIO                   4
    WHAT YOU PAY TO INVEST                              6
    MANAGEMENT OF THE PORTFOLIO                         7
    INFORMATION FOR INVESTORS                           8
    DIVIDENDS, DISTRIBUTIONS AND TAXES                  9
    MORE INFORMATION ABOUT RISKS                       10
    FINANCIAL HIGHLIGHTS                               13
    WHERE TO GO FOR MORE INFORMATION           Back Cover



Risk is the potential that your investment will lose money or not earn as much as you hope. All variable portfolios have varying degrees of risk, depending on the securities they invest in. Please read this Prospectus carefully to be sure you understand the principal risks and strategies associated with the Portfolio. You should consult the Statement of Additional Information (SAI) for a complete list of the risks and strategies.



The Portfolio is intended to be the funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies (Participating Insurance Companies).


Individual variable annuity contract holders and variable life insurance policy holders are not "shareholders" of the Portfolio. The Participating Insurance Companies and their separate accounts are the shareholders or investors, although such companies may pass through voting rights to their variable annuity contract or variable life insurance policy holders. SHARES OF THE PORTFOLIO ARE NOT OFFERED DIRECTLY TO THE GENERAL PUBLIC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                           INTRODUCTION TO THE ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                               [TELEPHONE GRAPHIC]
 If you have any questions about the ING Worldwide Growth Portfolio, please call your financial consultant or us at 1-800-992-0180.




 THIS PROSPECTUS IS DESIGNED TO HELP YOU MAKE INFORMED DECISIONS ABOUT YOUR INVESTMENTS.


 WORLDWIDE GROWTH PORTFOLIO

  A non-diversified portfolio of equity securities of issuers in at least three countries, one of which may be the U.S.

  The Portfolio may suit you if you:


  - are investing for the long-term -- at least several years;


  - are looking for exposure to worldwide markets; and


  - are willing to accept higher risk in exchange for the potential for long-term growth.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                   Introduction to the ING VP Worldwide Growth Portfolio       1

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


          This table is a summary of the investment objective, main investments and risks of the ING Worldwide Growth Portfolio. It is designed to help you understand the main risks associated with the Portfolio, and how risk and investment objectives relate. This table is only a summary. You should read the complete description of the Portfolio's investment objective, strategies and risks, which begins on page 4.



                  PORTFOLIO                            INVESTMENT OBJECTIVE
                  -------------------------------------------------------------------

                  ING VP Worldwide Growth              Long-term capital appreciation
                  Portfolio
                  Adviser: ING Investments, LLC
                  ("ING Investments")
                  Sub-Adviser: Aeltus Investment
                  Management, Inc. ("ING
                  Aeltus")

                                                           PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------


MAIN INVESTMENTS                                          MAIN RISKS
----------------------------------------------------------------------------------------------------------------------
Equity securities of issuers believed to have             Price volatility and other risks that accompany an
growth potential and located in at least three            investment in growth-oriented foreign equities. Particularly
countries, one of which may be the U.S.                   sensitive to price swings because the Portfolio is
                                                          classified as "non-diversified" -- it may hold securities
                                                          from a fewer number of issuers than a diversified portfolio.
                                                          Sensitive to currency exchange rates, international
                                                          political and economic conditions, and other risks that also affect foreign securities.

                                                                         ADVISER
                                                            ING Investments, LLC

                                                                     SUB-ADVISER


                                                   Aeltus Investment Management,
ING VP WORLDWIDE GROWTH PORTFOLIO                                           Inc.

--------------------------------------------------------------------------------


OBJECTIVE


[TARGET GRAPHIC]


The Portfolio seeks long-term capital appreciation. The Portfolio's investment objective is not fundamental and may be changed without a shareholder vote.



INVESTMENT STRATEGY


[COMPASS GRAPHIC]

Under normal conditions, the Portfolio invests at least 65% of its net assets in equity securities of issuers located in at least three countries, one of which may be the U.S. The Portfolio generally invests at least 75% of its total assets in common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when the Sub-Adviser believes they present attractive investment opportunities.



INTERNATIONAL COMPONENT. The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which the Sub-Adviser believes offer good value relative to their peers in the same industry, sector or region. The Sub-Adviser will invest at least 65% of the International Component in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies located in one or more of the same market, sector, or industry. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors, including valuation of the companies, potential catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and the cash flow return on capital. They also use a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks.



U.S. COMPONENT. The Portfolio normally invests in equity securities of large U.S. companies that the Sub-Adviser believes have above-average prospects for growth. A company is considered to be large if its market capitalization corresponds at the time of purchase to the upper 90% of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index). As of March 31, 2004, this
meant market capitalizations in the range of $    million to $    billion.
Capitalization of companies in the S&P 500 Index will change with market conditions.



The Sub-Adviser emphasizes a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. The Sub-Adviser focuses on both a bottom-up analysis that evaluates the financial condition and competitiveness of individual companies and a top-down thematic approach. The Sub-Adviser will sell the security if it no longer meets the selection requirements. The Sub-Adviser seeks to identify themes that reflect the major social, economic and technological trends that it believes are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for identifying the industries and companies it believes may benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.



From time to time, the portfolio managers review the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the portfolio managers deem appropriate.



The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.


The Portfolio may also lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective.

--------------------------------------------------------------------------------

RISKS


[SCALE GRAPHIC]

You could lose money on an investment in the Portfolio. The Portfolio may be affected by the following risks, among others:

RISKS OF FOREIGN INVESTING -- foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Portfolio invests in emerging market countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.


PRICE VOLATILITY -- the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Portfolio invests in companies that the Sub-Adviser believes have the potential for rapid growth, which may give the Portfolio a higher risk of price volatility than a Portfolio that emphasizes other styles such as a value-oriented style. The Portfolio may also invest in small and medium-sized companies, which may be more susceptible to greater price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


MARKET TRENDS -- from time to time, the stock market may not favor the growth-oriented stocks in which the Portfolio invests. Rather, the market could favor value-oriented stocks, or may not favor equities at all.


LACK OF DIVERSIFICATION -- the Portfolio is classified as a non-diversified investment company, which means that, compared with other portfolios, the Portfolio may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.



INABILITY TO SELL SECURITIES -- securities of foreign companies may trade in lower volume and may be less liquid than securities of U.S. companies. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.



SECURITIES LENDING -- there is the risk that when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis and the Portfolio may, therefore, lose the opportunity to sell the securities at a desirable price.


PORTFOLIO TURNOVER -- a high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

CONVERTIBLE SECURITIES -- the value of convertible securities may fall when interest rates rise. Convertible securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile than convertible securities with shorter maturities. The Portfolio could also lose money if the issuer of a convertible security is unable to meet its financial obligations or goes bankrupt.

A more detailed discussion of the Risks is available in the "More Information About Risks" section.

 4      ING VP Worldwide Growth Portfolio

                                               ING VP WORLDWIDE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

          [MONEY GRAPHIC]
HOW THE
PORTFOLIO
HAS
PERFORMED
                 The bar chart and table below shows the Portfolio's annual returns and long-term performance, and illustrate the variability of the Portfolio's returns. The Portfolio's past performance is not an indication of future performance.

                    YEAR BY YEAR TOTAL RETURNS (%)(1)(2)(3)

The bar chart below provides some indication of the risks of investing in the Portfolio by showing changes in the performance of the Portfolio from year to year.


   0        0        0        0        0        0        0      2001     2002     2003
   -        -        -        -        -        -        -      ----     ----     ----
                                                               -18.50   -24.92


(1) The Portfolio commenced operations on April 28, 2000, as the Pilgrim VIT Global Brand Names Fund with the investment strategy of primarily investing in companies with well-recognized franchises which have a global presence and derived most of their revenue from consumer goods. As a general matter, the Portfolio expected these investments to be in common stocks of large companies whose market capitalizations were generally in excess of $10 billion. Effective May 9, 2001, the Portfolio changed its name to the Pilgrim VIT Worldwide Growth Fund and changed its investment strategy to invest primarily in equity securities of issuers of any size located in at least three countries, one of which may be the U.S.


(2) ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001. Prior to that time the Portfolio was advised by a different sub-adviser.


(3) These figures are for the year ended December 31 of each year. They do not reflect expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy or plan, and would be lower if it did.

            Best and worst quarterly performance during this period:

                           4th quarter 200 :       %


                            3rd quarter 200 :      %





                          AVERAGE ANNUAL TOTAL RETURNS


                   (FOR THE PERIODS ENDED DECEMBER 31, 2003)


The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of a broad measure of market performance -- the Morgan Stanley Capital International World Index (MSCI World Index).


                                                                                5 YEARS          10 YEARS
                                                                                (OR LIFE         (OR LIFE
                                                                   1 YEAR   OF PORTFOLIO)(1)   OF PORTFOLIO)
 Worldwide Growth Portfolio                                     %                                   N/A
 MSCI World Index (reflects no deduction for fees or
  expenses)(2)                                                  %                      (3)          N/A



(1) Portfolio commenced operations on April 28, 2000.



(2) The MSCI World Index is an unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.



(3) Index return is for the period beginning May 1, 2000.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                       ING VP Worldwide Growth Portfolio       5

WHAT YOU PAY TO INVEST
--------------------------------------------------------------------------------

[PENNY GRAPHIC]


       The table that follows shows the estimated operating expenses paid each year by the Portfolio. These estimated expenses are based on the expenses paid by the Portfolio in the year 2003. Actual expenses paid by the Portfolio may vary from year to year.



       Your variable annuity contract or variable life insurance policy is a contract between you and the issuing life insurance company. The Trust and the Portfolio are not parties to that variable contract. The Portfolio is merely an investment option made available to you by your insurance company under your variable contract. The fees and expenses of the Trust's Portfolio are not fixed or specified under the terms of your variable contract. The table does not reflect expenses and charges that are, or may be, imposed under your variable annuity contract or life insurance policy. For information on these charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement.


       SHAREHOLDER TRANSACTION EXPENSES (FEES YOU PAY DIRECTLY FROM YOUR INVESTMENT) There are no fees or sales loads charged to your account when you buy or sell Portfolio shares.

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)(1)

                                                                     DISTRIBUTION                         PORTFOLIO
                                                    MANAGEMENT        AND SERVICE           OTHER         OPERATING
                                                       FEES         (12-B1) FEES(2)      EXPENSES(3)      EXPENSES
-------------------------------------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio........   %          1.00              0.25

                                                WAIVERS,              NET
                                             REIMBURSEMENTS        PORTFOLIO
                                           AND RECOUPMENTS(2)      EXPENSES
--------------------------------------------------------------------------------------
ING VP Worldwide Growth Portfolio........


--------------------------------------------------------------------------------


(1) This table shows the estimated operating expenses for shares of the Portfolio as a ratio of expenses to average daily net assets. These estimates are based on the Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and a fee waiver to which ING Investments has agreed for the Portfolio.



(2) ING Investments, LLC has entered into a written expense limitation agreement with the Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by ING Investments is shown under the heading "Waivers, Reimbursements and Recoupments." The expense limit for the Portfolio is shown as Total Net Portfolio Expenses. The expense limit will continue through at least December 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless ING Investments, LLC provides written notice of the termination of the expense limitation agreement within 90 days of the end of the then-current term. In addition, the expense limitation agreement may be terminated by the Trust upon at least 90 days' prior written notice to ING Investments, LLC or upon termination of the investment management agreement.



(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.


[PENNY GRAPHIC]


EXAMPLE




This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other variable funds. The example does not reflect expenses and charges which are, or may be, imposed under your annuity contract or life insurance policy or plan. The example assumes that you invested $10,000, reinvested all your dividends, the Portfolio earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an estimate -- actual expenses and performance may vary.



PORTFOLIO(1)                                                  1 YEAR      3 YEARS      5 YEARS      10 YEARS
------------                                                  ------      -------      -------      --------
ING VP Worldwide Growth Portfolio...........................   $           $           $             $



(1) The example reflects the contractual expense limit for the one-year period and the first year of the three-, five- and ten-year periods.


 6      What You Pay to Invest

ADVISER AND SUB-ADVISER                              MANAGEMENT OF THE PORTFOLIO

--------------------------------------------------------------------------------


ING INVESTMENTS, LLC (ING INVESTMENTS), an Arizona limited liability company, serves as the investment adviser to the Portfolio. ING Investments has overall responsibility for management of the Portfolio. ING Investments provides or oversees all investment advisory and portfolio management services for the Portfolio.



ING Investments is registered with the SEC as an investment adviser. ING Investments is an indirect wholly-owned subsidiary of ING Groep N.V. (NYSE:
ING). ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Investments began investment management in April 1995, and serves as investment adviser to registered investment companies as well as structured finance vehicles.



As of March 31, 2004, ING Investments managed over $    billion in assets.



ING's Investments' principal address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258.



ING Investments receives a monthly fee for its services based on the average daily net assets of the Portfolio.


The following table shows the aggregate annual advisory fee paid by the Portfolio for the most recent fiscal year as a percentage of the Portfolio's average daily net assets:


PORTFOLIO                                           MANAGEMENT FEE
 ING VP Worldwide Growth                                 1.00



SUB-ADVISER



ING has engaged Aeltus Investment Management, Inc. ("ING Aeltus") as Sub-Adviser for the Fund to provide the day-to-day management of the Portfolio. The Sub-Adviser has, at least in part, been selected primarily on the basis of its successful application of a consistent, well-defined, long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investments program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Portfolio. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day management of the Portfolio.



AELTUS INVESTMENT MANAGEMENT, INC.



ING Aeltus, a Connecticut corporation, serves as the Sub-Adviser to the Portfolio. Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.



As of March 31, 2004, ING Aeltus managed over $[    ] billion in assets. Its
principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.



The international portion of the Portfolio's assets has been managed by a team of investment professionals led by Richard T. Saler and Philip A. Schwartz since October 2000. Messrs. Saler and Schwartz are each a Senior Vice President at ING Aeltus. Prior to joining ING in July 2000, Messrs. Saler and Schwartz were each a Senior Vice President and Director of International Equity Investment Strategy at Lexington Management Corporation ("Lexington") beginning in 1986 and 1993 respectively.



The domestic equity portion of the Portfolio's assets has been managed by a team of investment professionals led by James A. Vail since April 2003. Previously, Mr. Vail was employed as a portfolio manager with the adviser, serving as Senior Vice President and Portfolio Manager of ING since July 2000. He is a Chartered Financial Analyst, a member of the New York Society of Security Analysts and has over 26 years of investment experience. Prior to joining ING in 2000, Mr. Vail was Vice President at Lexington, which he joined in 1991.




      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                             Management of the Portfolio       7

INFORMATION FOR INVESTORS
--------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT


With the exception of shares held in connection with initial capital of Portfolio, shares of the Portfolio are offered for purchase by separate accounts to serve as an investment medium for variable annuity contracts (Contracts) and variable life contracts (Policies) issued by life insurance companies, and to qualified pension and retirement plans outside of the separate account context.


You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract, life insurance policy or qualified pension and retirement plan.

The insurance company that issued your Contract or Policy or your plan administrator is responsible for investing in the Portfolio according to the investment options you have chosen. You should consult your variable contract prospectus or plan documents for additional information about how this works.


ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING Funds that have similar names, investment objectives and strategies as those of the Portfolio offered by this Prospectus. You should be aware that the Portfolio is likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of the Portfolio can be expected to vary from those of the other funds.



The ING Variable Insurance Trust (the "Trust") currently does not foresee any disadvantages to investors if the Portfolio serves as an investment medium for both Contracts and Policies. However, it is possible that the interests of owners of Contracts and Policies for which the Portfolio serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees (the "Board") intends to monitor events to identify any material conflicts between Contract owners and Policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Portfolio might be required to redeem the investment of one or more of its separate accounts from the Portfolio, which might force the Trust to sell securities at disadvantageous prices.


The Trust may discontinue offering shares of the Portfolio at any time. If the Portfolio is discontinued, any allocation to the Portfolio will be allocated to another Portfolio that the Board believes is suitable, as long as any required regulatory standards are met (which may include SEC approval).

The Portfolio and the Distributor each reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio and its investors.

HOW SHARES ARE PRICED


The price that investors pay when they buy and the price that investors receive when they sell or exchange shares is determined by the net asset value (NAV) per share of the Fund. NAV per share for the Portfolio is calculated each business day as of the close of regular trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time). The Portfolio is open for business each day the NYSE is open. The NYSE is closed on all national holidays and Good Friday; Portfolio shares will not be priced on those days. The NAV per share for the Portfolio is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments in foreign securities may change on days when you will not be able to reallocate between investment options under your Contract or plan.


In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable.


Short-term debt securities having a maturity of 60 days or less at the time of purchase are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.



When a Participating Insurance Company or plan is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company or plan is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.


DISTRIBUTION FEES

To pay for the cost of promoting the Portfolio and servicing your account, the Portfolio has adopted a Rule 12b-1 Plan which requires fees to be paid out of assets of the Portfolio. Over time the fees will increase your cost of investing and may exceed the cost of paying other types of sales charges.

PRIVACY POLICY


The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at (800) 992-0180 and select Option 1, obtain a policy over the internet at www.ingfunds.com, or see the privacy policy that accompanies this Prospectus.




 8      Information For Investors

                                              DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. The Portfolio generally declares and pays dividends, if any, annually. The Portfolio generally distributes long-term and short-term capital gains (including any net gains from foreign currency transactions), if any, annually. At the election of participating life insurance companies, dividends and distributions are automatically reinvested at net asset value in shares of the Portfolio.

TAXES. The amount, timing and character of distributions to the separate account may be affected by special tax rules applicable to certain investments purchased by the Portfolio. Holders of variable contracts should refer to the prospectus for their contracts for information regarding the tax consequences of owning such contracts and should consult their tax advisers before investing.


The Portfolio intends to qualify as a "regulated investment company" ("RIC") under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Portfolio qualifies as a "RIC" and complies with the appropriate provisions of the Code, it will be relieved of federal income tax on the amounts distributed.


In order for the separate accounts to comply with regulations under Section 817(h) of the Code, the Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total investments is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the sole shareholders of the Portfolio will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the Policies, see the attached prospectus for the Policy.

THE TAX STATUS OF YOUR INVESTMENT IN THE PORTFOLIO DEPENDS UPON THE FEATURES OF YOUR POLICY OR CONTRACT. FOR FURTHER INFORMATION, PLEASE REFER TO THE POLICY OR CONTRACT PROSPECTUS.

      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                      Dividends, Distributions and Taxes       9

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------


All variable portfolios involve risks -- some more than others -- and there is always the chance that you could lose money or not earn as much as you hope.


The Portfolio's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. For more information about these and other types of securities and investment techniques used by the Portfolio, see the Statement of Additional Information (SAI).


Many of the investment techniques and strategies discussed in this Prospectus and in the SAI are discretionary, which means that the Adviser can decide whether to use them or not. The Adviser or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Portfolio's principal investment strategy.



PRINCIPAL RISKS



The principal risks of investing in the Portfolio are highlighted below. Please see the SAI for more information.



INVESTMENTS IN FOREIGN SECURITIES. There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolio, including the withholding of dividends.



The Portfolio may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Portfolio against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Portfolio.



CONVERTIBLE SECURITIES. The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolio may be required to redeem or convert a convertible security before the holder would otherwise choose.



LENDING PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.



INVESTMENTS IN SMALL-SIZE AND MID-SIZE CAPITALIZATION COMPANIES. The Portfolio may invest in small and mid-size capitalization companies. Investments in mid-and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.



NON-DIVERSIFIED INVESTMENT COMPANIES. The Portfolio is classified as non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer.



The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.



PORTFOLIO TURNOVER. The Portfolio may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to the Portfolio, including brokerage commissions and other transaction costs, which may have an adverse effect on the performance of the Portfolio.



OTHER RISKS



TEMPORARY DEFENSIVE STRATEGIES. When the Adviser or Sub-Adviser to the Portfolio anticipates unusual market or other conditions, the Portfolio may temporarily depart from its principal investment strategies. Under such circumstances, up to 100% of the Portfolio's assets may be invested in investment grade fixed income securities (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investors Service), money market securities, certificates of deposit, bankers' acceptances, commercial paper or in any other securities which in the Adviser's or Sub-Adviser's opinion are more conservative than the types of securities in which the Portfolio typically invests. To the



 10      More Information About Risks

                                                    MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

extent the Portfolio is engaged in temporary defensive investments, it will not be pursuing its investment objective.


CORPORATE AND MUNICIPAL DEBT SECURITIES. Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.


INITIAL PUBLIC OFFERINGS. A portion of the Portfolio's return may be attributable to its investment in initial public offerings. When the Portfolio's asset base is small, the impact of such investments on the Portfolio's return will be magnified. As the Portfolio's assets grow, it is probable that the effect of the Portfolio's investment in initial public offerings on the Portfolio's total return will decline.

U.S. GOVERNMENT SECURITIES. Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.


OTHER INVESTMENT COMPANIES. The Portfolio may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When the Portfolio invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Portfolio.



RESTRICTED AND ILLIQUID SECURITIES. The Portfolio may invest up to 15% of its net assets in restricted and illiquid securities. If a security is illiquid, the Portfolio might be unable to sell the security at a time when the Adviser or Sub-Adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Portfolio's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Portfolio could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.


MORTGAGE-RELATED SECURITIES. Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

ASSET-BACKED SECURITIES. Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

DERIVATIVES. Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

DOLLAR ROLL TRANSACTIONS. The Portfolio may enter into dollar roll transactions wherein the Portfolio sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Portfolio assumes the risk of ownership. The Portfolio is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-992-0180.

                                           More Information About Risks       11

MORE INFORMATION ABOUT RISKS
--------------------------------------------------------------------------------

when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by the Portfolio may decline below the price at which the Portfolio is committed to purchase similar securities. In the event the buyer of securities under a dollar roll transaction becomes insolvent, the Portfolio's use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities.

REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements, which involve the purchase by the Portfolio of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Portfolio might incur a loss. If the seller declares bankruptcy, the Portfolio may not be able to sell the collateral at the desired time.


BORROWING. The Portfolio may borrow subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of the Portfolio, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Portfolio might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.


REVERSE REPURCHASE AGREEMENTS. A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for the Portfolio depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase the Portfolio's yield; however, such transactions may result in a shareholder's loss of principal.

SHORT SALES. A "short sale" is the sale by the Portfolio of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover its short position at a higher price than the short sale price, resulting in a loss.


FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. Unless otherwise stated, the investment objective and policies are non-fundamental and may be amended without shareholder approval.


PERCENTAGE INVESTMENT LIMITATIONS. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.


MANAGEMENT RISK. The Portfolio is subject to management risk because it is an actively managed investment portfolio. The Adviser, Sub-Adviser and each portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.




 12      More Information About Risks

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Portfolio's financial performance for the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on a direct investment in the Portfolio (assuming reinvestment of all dividends and distributions) but does not include charges and expenses attributable to any insurance product, and would be lower if they did. A report of the Portfolio's independent auditor, along with the Portfolio's financial statements, is included in the Portfolio's annual report, which is incorporated by reference into the SAI and is available upon request.


      [TELEPHONE GRAPHIC] If you have any questions, please call 1-800-366-0066.

                                                   Financial Highlights       13

ING VP WORLDWIDE GROWTH PORTFOLIO                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the years ended 2003, 2002 and 2001, the information in the table below has been derived from the Portfolio's financial statements which have been audited by KPMG LLP, independent auditors. For the period ending December 31, 2000, the financial information was audited by other auditors.


Selected data for a share of beneficial interest outstanding throughout each period.


                                                                                  YEAR ENDED
                                                                                 DECEMBER 31,      APRIL 28, 2000(1)(2)
                                                                               ----------------      TO DECEMBER 31,
                                                                      2003      2002      2001             2000
-----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                          $         --      7.18      8.81            10.00
 Income from Investment operations:
 Net investment loss                                           $         --      0.00(6)  -0.01             0.00(6)
 Net realized and unrealized loss on investments and foreign
 currencies                                                    $         --     -1.79     -1.62            -1.16
 Total from investment operations                              $         --     -1.79     -1.63            -1.16
 Less distributions from:
 Net realized gains on investments                             $         --      0.00(6)     --             0.02
 In excess of net realized gains on investments                $         --        --        --             0.01
 Total distributions                                           $         --        --        --             0.03
 Net asset value, end of the period                            $         --      5.39      7.18             8.81
 TOTAL RETURN(3):                                              %         --    -24.92    -18.50           -11.62
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of the period (000s)                          $         --    27,745    23,983           10,257
 Ratios to average net assets:
 Net expenses after expense reimbursement(4)(5)                %         --      1.23      1.23             1.23
 Gross expenses prior to expense reimbursement(4)              %         --      2.07      2.97             2.97
 Net investment loss after expense reimbursement(4)(5)         %         --     -0.01     -0.15            -0.11
 Portfolio turnover rate                                       %         --       279       252               11


--------------------------------------------------------------------------------

(1) Portfolio commenced operations on April 28, 2000. Effective May 9, 2001, the Portfolio changed its name to Worldwide Growth Portfolio and changed its investment strategy.


(2) ING Investments, LLC has been the Portfolio's Adviser since May 5, 2001.


(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value, and does not include deductions at the separate account or contract or plan level for fees and charges that may be incurred by a variable annuity contract or variable life insurance policy or plan. Total return for less than one year is not annualized.

(4) Annualized for periods less than one year.

(5) The Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

(6) Per share amount is less than $0.01.

 14      ING VP Worldwide Growth Portfolio

[ING FUNDS LOGO]             VPWGVITPR0S050504-050104


WHERE TO GO FOR MORE INFORMATION


YOU'LL FIND MORE INFORMATION ABOUT THE ING VP WORLDWIDE GROWTH PORTFOLIO IN OUR:


ANNUAL/SEMI-ANNUAL REPORTS


Includes a discussion of recent market conditions and investment strategies that significantly affected performance, the financial statements and the independent auditors' reports (in annual report only).


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains more detailed information about the Portfolio. The SAI is legally part of this Prospectus (it is incorporated by reference). A copy has been filed with the U.S. Securities and Exchange Commission (SEC).


Please write or call for a free copy of the current
Annual/Semi-Annual reports, the SAI or other Portfolio information, or to make shareholder inquiries:

ING VP WORLDWIDE GROWTH PORTFOLIO

7337 East Doubletree Ranch Road


Scottsdale, AZ 85258-2034


1-800-992-0180

Or visit our website at www.ingfunds.com

This information may also be reviewed or obtained from the SEC. In order to review the information in person, you will need to visit the SEC's Public Reference Room in Washington, D.C. or call 202-942-8090. Otherwise, you may obtain the information for a fee by contacting the SEC at:

U.S. Securities and Exchange Commission
Public Reference Section
450 Fifth Street, NW
Washington, D.C. 20549-0102

or at the e-mail address: publicinfo@sec.gov

Or obtain the information at no cost by visiting the SEC's
Internet website at http://www.sec.gov

When contacting the SEC, you will want to refer to the Trust's SEC file number. The file number is as follows:

ING Variable Insurance Trust              811-9477
  ING VP Worldwide Growth Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION


                          ING VARIABLE INSURANCE TRUST
                                  (the "Trust")



                        ING VP Worldwide Growth Portfolio
                                (the "Portfolio")


                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258

                 General and Account Information: 1-800-992-0180


                                 May 1, 2004


            --------------------------------------------------------


                    ING INVESTMENTS, LLC, Investment Adviser
                      ("ING Investments" or the "Adviser")


ING FUNDS DISTRIBUTOR, LLC, Distributor and Principal Underwriter
("ING Funds Distributor" or the "Distributor")


         This Statement of Additional Information ("SAI") is not a prospectus. The SAI should be read in conjunction with the current Prospectus for the Portfolio dated May 1, 2004, which has been filed with the U.S. Securities and Exchange Commission ("SEC"). The SAI is incorporated into the Prospectus by reference. In addition, the Trust's financial statements from the Trust's Annual Reports dated December 31, 2003 are incorporated herein by reference. Terms used in this SAI have the same meaning as in the Prospectus, and some additional terms are defined particularly for this SAI. Copies of the Prospectus and Annual or Semi-Annual Report may be obtained without charge by contacting the Portfolio at the address and phone number written above.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


ORGANIZATION OF THE REGISTRANT...............................................
INVESTMENT POLICIES AND RISKS................................................
ADDITIONAL RISK CONSIDERATIONS...............................................
INVESTMENT RESTRICTIONS......................................................
MANAGEMENT OF THE PORTFOLIO..................................................

   Trustees..................................................................
   Standing Committees of the Trust..........................................
   Compensation of Trustees..................................................
   Trustee Ownership of Securities...........................................
   Independent Trustee Ownership of Securities...............................
   Control Persons and Principal Shareholders................................
   Adviser...................................................................
   Sub-Advisers..............................................................
   Expense Limitation Agreement..............................................
   Distribution of Portfolio Shares..........................................
   Transfer Agent............................................................
   Distribution Plan.........................................................

DETERMINATION OF NET ASSET VALUE.............................................
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...............................
PORTFOLIO TRANSACTIONS.......................................................

   Portfolio Turnover........................................................

DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS.....................................

   Dividends and Distributions...............................................
   Tax Matters...............................................................

OTHER INFORMATION............................................................

   Capitalization............................................................
   Code of Ethics............................................................
   Voting Rights.............................................................
   Custodian/Recordkeeping...................................................
   Yield and Performance Information.........................................
   Other Performance Comparisons.............................................
   Legal Counsel.............................................................
   Independent Auditors......................................................
   Registration Statement....................................................
   Financial Statements......................................................

APPENDIX.....................................................................
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                         ORGANIZATION OF THE REGISTRANT


         ING Variable Insurance Trust (the "Trust") is registered as an open end management investment company. The Trust is a Delaware statutory trust established under a Trust Instrument dated July 15, 1999 and currently consists of multiple portfolios, one of which, ING VP Worldwide Growth Portfolio
("Worldwide Growth Portfolio") is discussed in this SAI.


         Worldwide Growth Portfolio was formerly Pilgrim VIT Global Brand Names
Fund. On May 9, 2001, in connection with a change of investment strategy, the Portfolio changed its name from "Pilgrim VIT Global Brand Names Fund" to Pilgrim
VIT Worldwide Growth Fund.

         On May 1, 2002, "Pilgrim VIT Worldwide Growth Fund" changed its name to
"ING VP Worldwide Growth Portfolio".

                          INVESTMENT POLICIES AND RISKS


         The Prospectus discusses the investment objective of the Worldwide
Growth Portfolio and the policies to be employed to achieve this objective. This section contains supplemental information concerning certain types of securities and other instruments in which the Portfolio may invest, the investment policies and portfolio strategies that the Portfolio may utilize, and certain risks attendant to such investments, policies and strategies. The following descriptions apply to the Portfolio.


         COMMON STOCK. Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied.
Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

         PREFERRED STOCK. Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock or debt. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

         U.S. TREASURY OBLIGATIONS. The Portfolio may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as Separate Trading of Registered Interest and Principal of Securities ("STRIPS"), which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

         U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.
U.S. Government securities include debt securities issued or guaranteed by U.S.
Government-sponsored enterprises and federal agencies and instrumentalities.
Some types of U.S. Government securities are


supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or the instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

         STRIPS AND ZERO COUPON SECURITIES. The Portfolio may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Portfolio will not actively trade in STRIPS.

         The Portfolio may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


         WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Portfolio may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by the portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction. A forward commitment transaction is an agreement by the Portfolio to purchase or sell securities at a specified future date. When the Portfolio engages in these transactions, the Portfolio relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Portfolio missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by the Portfolio until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. While the Portfolio normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Portfolio and may contribute to volatility of the Portfolio's net asset value.


         WARRANTS. The Portfolio may purchase warrants. A warrant gives the purchaser the right to purchase securities from the issuer at a specific price (the strike price) for a limited period of time. The strike price of a warrant typically is much lower than the current market price of the underlying securities and therefore is subject to greater price fluctuations. As a result, warrants may be more volatile investments than the underlying securities and may offer greater potential for capital appreciation as well as capital loss.

         COMMERCIAL PAPER. Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. See "Variable Rate Demand Obligations and Floating Rate Instruments."

         DOMESTIC AND FOREIGN BANK OBLIGATIONS. These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Portfolio will not invest in any obligations of their affiliates, as defined under the Investment Company Act of 1940 (the "1940 Act").


         The Portfolio limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). The Portfolio limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks),which in the opinion of the Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Portfolio.


         Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties, which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Portfolio.

         Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

         Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities, as are United States banks, and such branches may not be subject to reserve requirements.

         CORPORATE DEBT SECURITIES. Portfolio investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments), which meet the rating criteria established for the Portfolio.


         The ratings of Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event will require a sale of such security by the Portfolio. However, the Portfolio's Adviser will consider such event in its determination of whether the Portfolio should continue to hold the security. To the extent the ratings given by a nationally recognized statistical rating organization (NRSRO) may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.


         It is possible that unregistered securities purchased by the Portfolio in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

         MORTGAGE-RELATED SECURITIES. To the extent permitted by the Portfolio's policies, the Portfolio may invest in mortgage-backed securities, including those, which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of the Portfolio's shares. Consistent with the Portfolio's investment objective and policies, mortgages backing the securities which may be purchased by the Portfolio include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

         During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Portfolio reinvests the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, the Portfolio's ability to maintain the portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities, which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages, which underlie securities purchased at a premium generally, will result in capital losses.

         GNMA CERTIFICATES. Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities, which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Portfolio may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development, which, if adopted, could alter the viability of investing in GNMAs.

         FNMA CERTIFICATES. Federal National Mortgage Association ("FNMA") is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

         Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

         Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

         FHLMC SECURITIES. The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970

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(FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

         The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates
(GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

         FHLMC CERTIFICATES. FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

         FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.

         FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

         The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of

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principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

         NON-AGENCY MORTGAGE-BACKED SECURITIES. Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Portfolio's investment objective, policies and quality standards, the Portfolio may invest in these mortgage-backed securities issued by non-agency private issuers.

         ADJUSTABLE RATE MORTGAGE SECURITIES. Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

         The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

         There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Portfolios, the National Median Cost of Portfolios, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

         COLLATERALIZED MORTGAGE OBLIGATIONS. Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission (SEC), and the Portfolio may invest in the securities of such issuers without the limitations imposed by the 1940 Act, on investments by the Portfolio in other investment companies. In addition, in reliance on an earlier SEC interpretation, the Portfolio's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed

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securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Portfolio selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Portfolio may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

         REAL ESTATE SECURITIES. The Portfolio may invest in real estate investment trusts ("REITs") and other real estate industry operating companies ("REOCs"). For purposes of the Portfolio's investments, a REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Portfolio will not invest directly in real estate, the Portfolio may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

         Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Portfolio. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         OPEN-END AND CLOSED-END INVESTMENT COMPANIES. The Portfolio may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Portfolio. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

         ASSET-BACKED SECURITIES. The Portfolio is permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Portfolio's investment objectives, policies and quality standards, the Portfolio may invest in these and other types of asset-backed securities, which may be developed in the future.

         Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

         FOREIGN SECURITIES. As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Since the Portfolio may invest in securities denominated in currencies other than the U.S. dollar, and since the Portfolio may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the Portfolio may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Portfolio from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Portfolio. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

         The Portfolio may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect the Portfolio against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

         The Portfolio is also authorized to use a proxy currency to hedge a foreign exchange risk. This is done by using a forward foreign exchange contract in a currency other than the currency of the asset subject to hedging. By engaging in cross-hedging transactions, the Portfolio assumes the risk of imperfect correlation between the subject currencies. This practice may present risks different from, or in addition to, the risks associated with investments in foreign currencies made to lock in the U.S. dollar price of a security.

         DEPOSITORY RECEIPTS. American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

         The Portfolio may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

         In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

         Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in the Portfolio's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The Portfolio may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

         CONVERTIBLE SECURITIES. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Portfolio's management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

         Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

         VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS. The Portfolio may acquire variable rate demand obligations. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by the Portfolio will be determined by the

Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Portfolio. In making such determinations, the Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by the Portfolio. The absence of such an active secondary market could make it difficult for the Portfolio to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, the Portfolio could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.


         GUARANTEED INVESTMENT CONTRACTS. The Portfolio may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Portfolio makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Portfolio on a monthly basis guaranteed interest, which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by the Portfolio which are not readily marketable, will not exceed 15% of the Portfolio's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

         PRIVATE FUNDS. The Portfolio may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds under certain circumstances are investment companies for purposes of the 1940 Act, the Portfolio's ability to invest in them will be limited. In addition, Portfolio shareholders will remain subject to the Portfolio's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Portfolio to dispose of interests in Private Funds is very limited and involves risks, including loss of the Portfolio's entire investment in the Private Fund.

         OPTIONS ON SECURITIES. The Portfolio may purchase put and call options. In addition, the Portfolio may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. The Portfolio may write "covered" put options provided that, as long as the Portfolio is obligated as a writer of a put option, the Portfolio will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Portfolio may write or purchase spread options, which are options for which the exercise price may be a fixed dollar, spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows the Portfolio to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times the Portfolio would like to establish a position in a security upon which call options are available. By purchasing a call option, the Portfolio is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because the Portfolio is only at risk for the amount of the premium paid for the call option, which it can, if it chooses, permit to expire.

         During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

         If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.


         OVER-THE-COUNTER OPTIONS. As indicated in the prospectus, the Portfolio may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Portfolio may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the Adviser and verified in appropriate cases.


         A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Portfolio may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Portfolio writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Portfolio originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

         The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Portfolio will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to the Portfolio's limitation on investments in securities that are not readily marketable.

         OPTIONS ON INDICES. The Portfolio also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Portfolio owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, the Portfolio can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Portfolio owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Portfolio bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

         When the Portfolio writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Portfolio writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Portfolio will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

         The Portfolio may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by the Portfolio may expire worthless, in which case the fund would lose the premium paid therefore.

         FOREIGN CURRENCY OPTIONS. The Portfolio may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

         A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Portfolio against an adverse movement in the value of a foreign currency, it does not limit the gain, which might result from a favorable movement in the value of such currency. For example, if the Portfolio were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Portfolio has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Portfolio would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.


         DOLLAR ROLL TRANSACTIONS. In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Portfolio may enter into "dollar rolls" in which the Portfolio sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Portfolio gives up the right to receive principal and interest paid on the securities sold. However, the Portfolio would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Portfolio compared with what such performance would have been without the use of dollar rolls. The Portfolio will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Adviser's ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Portfolio while remaining substantially fully invested increases the amount of the Portfolio's assets that are subject to market risk to an amount that is greater than the Portfolio's net asset value, which could result in increased volatility of the price of the Portfolio's shares.


         SWAP AGREEMENTS. To manage its exposure to different types of investments, the Portfolio may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.


         Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Portfolio's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Adviser monitors the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.


         FOREIGN CURRENCY FUTURES TRANSACTIONS. As part of its financial futures transactions the Portfolio may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Portfolio may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

         Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.


         FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. The Portfolio may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which the Portfolio may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.


         INTEREST RATE FUTURES CONTRACTS. The Portfolio may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

         Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if the Portfolio holds long-term U.S. Government securities and the Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of the Portfolio's portfolio securities declined, the value of the Portfolio's futures contracts would increase, thereby protecting the Portfolio by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Adviser expects long-term interest rates to decline, the Portfolio might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Portfolio may be unable to control losses by closing its position where a liquid secondary market does not exist.



         LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Portfolio may lend portfolio securities in an amount up to 33-1/3% of total Portfolio assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities deemed to be creditworthy by the Adviser. No lending may be made with any companies affiliated with the Adviser. Loans of portfolio securities earn income for the Portfolio and are collateralized by cash or U.S. government securities. The Portfolio might experience a loss if the financial institution defaults on the loan.


         The borrower at all times during the loan must maintain with the lending Portfolio cash or cash equivalent collateral or provide to the Portfolio an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. Although voting rights of the loaned securities may pass to the borrower, if a material event affecting the investment in the loaned securities is to occur, the lending Portfolio must terminate the loan and vote the securities. Alternatively, the lending Portfolio may enter into an arrangement that ensures that it can vote the proxy even while the borrower continues to hold the securities. During the time portfolio securities are on loan, the borrower pays the lending Portfolio any interest or distributions paid on such securities. The Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. Loans are subject to termination at the option of the lending Portfolio or the borrower at any time. The lending Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.


         REPURCHASE AGREEMENTS.. The Portfolio may enter into repurchase agreements with respect to its portfolio securities. Such agreements may be considered to be loans by the Portfolio for purposes of the 1940 Act. Each repurchase agreement must be collateraltized fully, in accordance with the provisions of Rule 5b-3 under the 1940 Act, at all times. Pursuant to such repurchase agreements, the Portfolio acquires securities from financial institutions such as brokers, dealers and banks, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon date and price. The term of such an agreement is generally quite short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). The securities underlying a repurchase agreement will be marked to market every business day so that the value of the collateral is at least equal to the value of the loan, including the accrued interest thereon, and the Adviser will monitor the value of the collateral. Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. If the seller defaults on its repurchase obligation, the Portfolio holding the repurchase agreement will suffer a loss to the extent that the proceeds from a sale of the underlying securities is less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Portfolio's rights with respect to such securities to be delayed or limited. To mitigate this risk, the Portfolio may only enter into repurchase agreements that qualify for an exclusion from any automatic stay of creditors' rights against the counterparty under applicable insolvency law in the event of the counterparty's insolvency.


         BORROWING. The Portfolio may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of the Portfolio's net assets.

         REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price. The Portfolio will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, the Portfolio will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

         ILLIQUID SECURITIES. The Portfolio has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

         The Portfolio may also invest in restricted securities issued under
Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Portfolio's investment restriction on illiquid securities.


         Pursuant to procedures adopted by the Board of Trustees ("the Board"), the Portfolio may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Portfolio's investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.


         The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Portfolio to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A, which are determined to be liquid, based upon the trading markets for the securities.


         Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Adviser will monitor the liquidity of restricted securities in the Portfolio's portfolio. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Adviser deems relevant.


         Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Portfolio illiquidity.

                         ADDITIONAL RISK CONSIDERATIONS

         The following pages discuss the Additional Risk Considerations associated with certain of the types of securities in which the Portfolio may invest and certain of the investment practices that the Portfolio may use. The following descriptions apply to the Portfolio.

         GENERAL. The price per share of the Portfolio will fluctuate with changes in value of the investments held by the Portfolio. For example, the value of the Portfolio's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of the Portfolio should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Portfolio. There is, of course, no assurance that the Portfolio will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Adviser monitors developments in the economy, the securities markets, and with each particular issuer.


         EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which the Portfolio invests will cause the net asset value of the Portfolio to fluctuate.

         Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

         REAL ESTATE SECURITIES. While the Portfolio will not invest in real estate directly, the Portfolio may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks). These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

         In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

         FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Portfolio's investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

         FIXED INCOME SECURITIES. The market value of the Portfolio's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Portfolio's securities will not affect cash income derived from these securities but will affect the Portfolio's net asset value.

         Securities held by the Portfolio that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of the Portfolio's shares.

         OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that the Portfolio may not be able to affect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, the Portfolio will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if the Portfolio has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to the Portfolio's income) but, as long as its obligation as a writer continues, such Portfolio will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, the Portfolio has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once the Portfolio has received an exercise notice, it cannot affect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

         The Portfolio's successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Portfolio's portfolios diverge from the composition of the relevant index. Such imperfect correlation may prevent the Portfolio from achieving the intended hedge or may expose the Portfolio to risk of loss. In addition, if the Portfolio purchases futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Portfolio might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Portfolio's ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Portfolio's portfolio securities. The Portfolio believes that the Adviser possesses the skills necessary for the successful utilization of such transactions.


         The Portfolio is permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of the Portfolio's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Portfolio will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Portfolio will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.


         TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. The Portfolio may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, the Portfolio may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Portfolio through the investment technique is used to make additional portfolio investments. The Portfolio uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Portfolio from investing the cash will provide shareholders a potentially higher return.


         Leverage exists when the Portfolio achieves the right to a return on a capital base that exceeds the investment the Portfolio has invested. Leverage creates the risk of magnified capital losses, which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Portfolio. Leverage may involve the creation of a liability that requires the Portfolio to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

         The risks of leverage include a higher volatility of the net asset value of the Portfolio's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as the Portfolio is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Portfolio than if the Portfolio were not leveraged. On the other hand, interest rates change from time to time, as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Portfolio's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Portfolio's use of leverage would result in a lower rate of return than if the Portfolio were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Portfolio were not leveraged. In an extreme case, if the Portfolio's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Portfolio to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

         NON-DIVERSIFIED INVESTMENT COMPANIES. The Portfolio is classified as a non-diversified investment company under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of the Portfolio's assets in the securities of a small number of issuers may cause the Portfolio's share price to fluctuate more than that of a diversified investment company.

         PORTFOLIO TURNOVER. The Portfolio will adjust its portfolio, as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, the Portfolio may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if the Portfolio considers it advantageous to purchase or sell securities. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by the Portfolio and its shareholders.

                             INVESTMENT RESTRICTIONS

         The Portfolio has adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Portfolio's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.




         The Portfolio may not:

                  1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Portfolio's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

                  2) Issue senior securities, except insofar as the Portfolio may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

                  3) Make loans, except loans of portfolio securities and except that the Portfolio may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

                  4) Invest in companies for the purpose of exercising control or management;

                  5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts;

                  6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                  7) Purchase securities on margin, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                  8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents; (c) utilities will be divided according to their services; and
(d) the Global Technology Portfolio will concentrate its investments as described in the Prospectus;

                  9) Invest more than 15% of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).


         The Portfolio will only purchase fixed income securities that are rated investment grade, i.e., rated at least BBB by S&P or Baa by Moody's, or have an equivalent rating from another NRSRO, or if unrated, are determined to be of comparable quality by the Adviser. Money market securities, certificates of deposit, banker's acceptance and commercial paper purchased by the Stock Portfolio must be rated in one of the two top rating categories by an NRSRO or, if not rated, determined to be of comparable quality by the Portfolio's Adviser.


         If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Portfolio's investments will not constitute a violation of such limitation, except that any borrowing by the Portfolio that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, the Portfolio may continue to hold a security even though it causes the Portfolio to exceed a percentage limitation because of fluctuation in the value of the Portfolio's assets.

                           MANAGEMENT OF THE PORTFOLIO

Trustees


Set forth in the table below is information about each Trustee of the Portfolio.

                                                  TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF                             PRINCIPAL OCCUPATION(S) -
  NAME, ADDRESS AND AGE        WITH PORTFOLIO     TIME SERVED(1)                            DURING THE PAST 5 YEARS
----------------------------  ----------------    --------------            ------------------------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                    Trustee        October 1999 -            Mr. Doherty is President and Partner, Doherty,
7337 E. Doubletree Ranch Rd.                      Present                   Wallace, Pillsbury and Murphy, P.C., Attorneys
Scottsdale, Arizona 85258                                                   (1996 -Present); Director, Tambrands, Inc. (1993 -
Date of Birth:  04/28/1934                                                  1998); and Trustee of each of the funds managed by
                                                                            Northstar Investment Management Corporation (1993
                                                                            - 1999).

J. MICHAEL EARLEY                  Trustee        February 2002 -           President and Chief Executive Officer, Bankers Trust
7337 E. Doubletree Ranch Rd.                      Present                   Company, N.A. (1992 - Present).
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. BARBARA GITENSTEIN              Trustee        February 2002 -           President, College of New Jersey (1999 - Present).
7337 E. Doubletree Ranch Rd.                      Present                   Formerly, Executive Vice President and Provost,
Scottsdale, Arizona 85258                                                   Drake University (1992 - 1998).
Date of Birth:  02/18/1948

WALTER H. MAY                      Trustee        October 1999 -            Retired.  Formerly, Managing Director and Director
7337 E. Doubletree Ranch Rd.                      Present                   of Marketing, Piper Jaffray, Inc.; Trustee of each of
Scottsdale, Arizona 85258                                                   the funds managed by Northstar Investment
Date of Birth:  12/21/1936                                                  Management Corporation (1996 - 1999).

JOCK PATTON                        Trustee        August 1995 -             Private Investor (June 1997 - Present).  Formerly,
7337 E. Doubletree Ranch Rd.                      Present                   Director and Chief Executive Officer, Rainbow
Scottsdale, Arizona 85258                                                   Multimedia Group, Inc. (January 1999 - December
Date of Birth:  12/11/1945                                                  2001); Director of Stuart Entertainment, Inc.; Director
                                                                            of Artisoft, Inc. (1994 - 1998); President and Co-
                                                                            Owner, StockVal, Inc. (November 1992 - June 1997) .

DAVID W.C. PUTNAM                  Trustee        October 1999 -            President and Director, F.L. Putnam Securities
7337 E. Doubletree Ranch Rd.                      Present                   Company, Inc. and its affiliates; President, Secretary
Scottsdale, Arizona 85258                                                   and Trustee, The Principled Equity Market Fund.
Date of Birth:  10/08/1939                                                  Formerly, Trustee, Trust Realty Corp.; Anchor
                                                                            Investment Trust; Bow Ridge Mining Company and
                                                                            each of the funds managed by Northstar Investment
                                                                            Management Corporation (1994 - 1999).



                                       NUMBER OF
                                     PORTFOLIOS IN
                                         FUND
                                        COMPLEX
                                      OVERSEEN BY
  NAME, ADDRESS AND AGE                 TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------         -------------              --------------------------------------
INDEPENDENT TRUSTEES

PAUL S. DOHERTY                                                 Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                    Present).
Scottsdale, Arizona 85258
Date of Birth:  04/28/1934



J. MICHAEL EARLEY                                               Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  05/02/1945

R. BARBARA GITENSTEIN                                           Trustee, GCG Trust (1997 - Present).
7337 E. Doubletree Ranch Rd.
Scottsdale, Arizona 85258
Date of Birth:  02/18/1948

WALTER H. MAY                                                   Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                    Present) and Best Prep Charity (1991 -
Scottsdale, Arizona 85258                                       Present).
Date of Birth:  12/21/1936

JOCK PATTON                                                     Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                    Present); Director, Hypercom, Inc.
Scottsdale, Arizona 85258                                       (January 1999 - Present); JDA Software
Date of Birth:  12/11/1945                                      Group, Inc. (January 1999 - Present);
                                                                Buick of Scottsdale, Inc.; National
                                                                Airlines, Inc.; BG Associates, Inc.; BK
                                                                Entertainment, Inc.; and Arizona
                                                                Rotorcraft, Inc.

DAVID W.C. PUTNAM                                               Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                    Present), Anchor International Bond
Scottsdale, Arizona 85258                                       Trust (December 2000 - Present); F.L.
Date of Birth:  10/08/1939                                      Putnam Foundation (December 2000 -
                                                                Present); Progressive Capital
                                                                Accumulation Trust (August 1998 -
                                                                Present); Principled Equity Market Fund
                                                                (November 1996 - Present), Mercy
                                                                Endowment Foundation (1995 - Present);
                                                                Director, F.L. Putnam Investment
                                                                Management Company (December 2001

                                                  TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF                             PRINCIPAL OCCUPATION(S) -
  NAME, ADDRESS AND AGE        WITH PORTFOLIO     TIME SERVED(1)                            DURING THE PAST 5 YEARS
----------------------------  ----------------    --------------            ------------------------------------------------------
BLAINE E. RIEKE                  Trustee          February 2001 -           General Partner, Huntington Partners (January 1997 -
7337 E. Doubletree Ranch Rd.                      Present                   Present).  Chairman of the Board and Trustee of each
Scottsdale, Arizona 85258                                                   of the funds managed by ING Investment
Date of Birth:  09/10/1933                                                  Management Co. LLC (November 1998 - February
                                                                            2001).

ROGER B. VINCENT                 Trustee          February 2002 -           President, Springwell Corporation (1989 - Present).
7337 E. Doubletree Ranch Rd.                      Present                   Formerly, Director, Tatham Offshore, Inc. (1996 -
Scottsdale, Arizona 85258                                                   2000).
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER             Trustee          February 2001 -           Vice President - Finance and Administration, Channel
7337 E. Doubletree Ranch Rd.                      Present                   Corporation (1996 - Present).  Formerly, Vice
Scottsdale, Arizona 85258                                                   President, Operations and Administration, Jim
Date of Birth:  03/23/1936                                                  Henson Productions (1979 - 1997); Trustee, First
                                                                            Choice Funds (1997 - 2001); and of each of the funds
                                                                            managed by ING Investment Management Co. LLC
                                                                            (1998 - 2001).

TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY(2)           Trustee          February 2001 -           Chief Executive Officer, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                      Present                   (October 2001 - Present); General Manager and Chief
Scottsdale, Arizona 85258                                                   Executive Officer, ING U.S. Worksite Financial
Date of Birth:  05/05/1956                                                  Services (December 2000 - Present); Member, ING
                                                                            Americas Executive Committee (2001 - Present);
                                                                            President, Chief Executive Officer and Director of
                                                                            Northern Life Insurance Company (2001 - Present),
                                                                            ING Aeltus Holding Company, Inc. (2000 - Present),
                                                                            ING Retail Holding Company (2000 - Present), ING
                                                                            Life Insurance and Annuity Company (1997 -
                                                                            Present) and ING Retirement Holdings, Inc. (1997 -
                                                                            Present).  Formerly, General Manager and Chief
                                                                            Executive Officer, ING Worksite Division (December
                                                                            2000 - October 2001), President, ING-SCI, Inc.



                                       NUMBER OF
                                     PORTFOLIOS IN
                                         FUND
                                        COMPLEX
                                      OVERSEEN BY
  NAME, ADDRESS AND AGE                 TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------         -------------              --------------------------------------

                                                               - Present); Asian American Bank and
                                                               Trust Company (June 1992 - Present);
                                                               and Notre Dame Health Care Center
                                                               (1991 - Present) F.L. Putnam Securities
                                                               Company, Inc. (June 1978 - Present);
                                                               and an Honorary Trustee, Mercy Hospital
                                                               (1973 - Present).

BLAINE E. RIEKE                                                Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present) and Morgan Chase Trust Co.
Scottsdale, Arizona 85258                                      (January 1998 - Present).
Date of Birth:  09/10/1933


ROGER B. VINCENT                                               Trustee, GCG Trust (1994 - Present);
7337 E. Doubletree Ranch Rd.                                   and Director, AmeriGas Propane, Inc.
Scottsdale, Arizona 85258                                      (1998 - Present).
Date of Birth:  08/26/1945

RICHARD A. WEDEMEYER                                           Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present) and Touchstone Consulting
Scottsdale, Arizona 85258                                      Group (1997 - Present).
Date of Birth:  03/23/1936

TRUSTEES WHO ARE "INTERESTED
PERSONS"

THOMAS J. MCINERNEY(2)                                         Trustee, GCG Trust (February 2002 -
7337 E. Doubletree Ranch Rd.                                   Present); Director, Ameribest Life
Scottsdale, Arizona 85258                                      Insurance Co., Equitable Life Insurance
Date of Birth:  05/05/1956                                     Co., First Columbine Life Insurance Co.,
                                                               Golden American Life Insurance Co.,
                                                               Life Insurance Company of Georgia,
                                                               Midwestern United Life Insurance Co.,
                                                               ReliaStar Life Insurance Co., Security
                                                               Life of Denver, Security Connecticut Life
                                                               Insurance Co., Southland Life Insurance
                                                               Co., USG Annuity and Life Company,
                                                               and United Life and Annuity Insurance
                                                               Co. Inc (March 2001 - Present); Member
                                                               of the Board, National Commission on

                                                  TERM OF OFFICE
                              POSITION(S) HELD    AND LENGTH OF                             PRINCIPAL OCCUPATION(S) -
  NAME, ADDRESS AND AGE        WITH PORTFOLIO     TIME SERVED(1)                            DURING THE PAST 5 YEARS
----------------------------  ----------------    --------------            ------------------------------------------------------

                                                                            (August 1997 - December 2000); President, Aetna
                                                                            Financial Services (August 1997 - December 2000);
                                                                            Head of National Accounts, Core Sales and
                                                                            Marketing, Aetna U.S. Healthcare (April 1996 -
                                                                            March 1997);

JOHN G. TURNER(3)             Chairman and        October 1999 -            President, Turner Investment Company (January 2002
7337 E. Doubletree Ranch Rd.  Trustee             Present                   - Present).  Mr. Turner was formerly Vice Chairman
Scottsdale, Arizona 85258                                                   of ING Americas (2000 - 2001); Chairman and Chief
Date of Birth:  10/03/1939                                                  Executive Officer of ReliaStar Financial Corp. and
                                                                            ReliaStar Life Insurance Company (1993 - 2000);
                                                                            Chairman of ReliaStar United Services Life Insurance
                                                                            Company (1995 - 1998); Chairman of ReliaStar Life
                                                                            Insurance Company of New York (1995 - 2001);
                                                                            Chairman of Northern Life Insurance Company (1992
                                                                            - 2001); Chairman and Trustee of the Northstar
                                                                            affiliated investment companies (1993 - 2001) and
                                                                            Director, Northstar Investment Management
                                                                            Corporation and its affiliates (1993 - 1999 ).



                                       NUMBER OF
                                     PORTFOLIOS IN
                                         FUND
                                        COMPLEX
                                      OVERSEEN BY
  NAME, ADDRESS AND AGE                 TRUSTEE                 OTHER DIRECTORSHIPS HELD BY TRUSTEE
----------------------------         -------------              --------------------------------------
                                                                Retirement Policy, Governor's Council
                                                                on Economic Competitiveness and Technology
                                                                of Connecticut, Connecticut Business and
                                                                Industry Association, Bushnell; Connecticut
                                                                Forum; Metro Hartford Chamber of Commerce;
                                                                and is Chairman, Concerned Citizens for
                                                                Effective Government.

                                                                Trustee, GCG; Director, Hormel Foods
                                                                Corporation (March 2000 - Present);
                                                                Shopko Stores, Inc. (August 1999 -
                                                                Present); and M.A. Mortenson Company
                                                                (March 2002 - Present).



(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy which states that each duly elected or appointed Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act ("Independent Trustees"), shall retire from service as a Trustee at the first regularly scheduled quarterly meeting of the Board that is held after the Trustee reaches the age of 70. A unanimous vote of the Board may extend the retirement date of a Trustee for up to one year. An extension may be permitted if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for purposes of appointing a successor to the Trustee or if otherwise necessary under applicable law, in which the extension would apply until such time as the shareholder meeting can be held or is no longer needed.



(2) Messrs. McInerney and Turner are "interested persons," as defined by the the 1940 Act because of their affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distibutor LLC.

OFFICERS

  Information about the Portfolio's officers are set forth in the table below:


------------------------------------------------------------------------------------------------------------------------------------
                                  POSITIONS HELD WITH THE     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE                 PORTFOLIO                    TIME SERVED (1)(2)                  FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. HENNESSY               President, Chief Executive    February 2001 - Present        President and Chief Executive
7337 E. Doubletree Ranch Rd.    Officer and Chief Operating                                  Officer, ING Capital Corporation,
Scottsdale, Arizona 85258       Officer                                                      LLC, ING Funds Services, LLC, ING
Date of Birth:  04/09/1949                                                                   Investments, LLC (December 2001 -
                                Senior Executive Vice                                        Present); Chief Operating Officer,
                                President and Secretary       October 2000 - February 2001   ING Funds Distributor, LLC (June
                                                                                             2000 - Present); Vice President, ING
                                                                                             Life Insurance and Annuity Company
                                                                                             (December 2003 - Present); Director,
                                                                                             ING Capital Corporation, LLC, ING
                                                                                             Funds Services, LLC, ING
                                                                                             Investments, LLC and ING Funds
                                                                                             Distributor, LLC (December
                                                                                             2000-Present); and Executive Vice
                                                                                             President, ING Funds Distributor,
                                                                                             LLC (April 1998 - Present).
                                                                                             Formerly, President and Chief
                                                                                             Executive Officer, ING Advisors,
                                                                                             Inc. and EAMC Liquidation Corp.
                                                                                             (December 2001-October 2003) and
                                                                                             Express America T.C., Inc. (December
                                                                                             2001-September 2003); Senior
                                                                                             Executive Vice President, ING
                                                                                             Capital Corporation, LLC, ING Funds
                                                                                             Services, LLC, ING Investments, LLC,
                                                                                             ING Advisors, Inc., Express America
                                                                                             T.C., Inc. and EAMC Liquidation
                                                                                             Corp. (June 2000-December 2000);
                                                                                             Executive Vice President, ING
                                                                                             Capital Corporation, LLC, ING Funds
                                                                                             Services, LLC, ING Investments, LLC
                                                                                             (April 1998-June 2000) and ING
                                                                                             Quantitative Management, Inc.
                                                                                             (October 2001-September 2002); Chief
                                                                                             Operating Officer, ING Quantitative
                                                                                             Management, Inc. (October
                                                                                             2001-September 2002); Senior Vice
                                                                                             President, ING Capital Corporation,
                                                                                             LLC, ING Funds Services, LLC, ING
                                                                                             Investments, LLC and ING Funds
                                                                                             Distributor, LLC (April 1995-April
                                                                                             1998); Secretary, ING Capital
                                                                                             Corporation, LLC, ING Funds
                                                                                             Services, LLC, ING Investments, LLC,
                                                                                             ING Funds Distributor, LLC, ING
                                                                                             Advisors, Inc., Express America
                                                                                             T.C., Inc. and EAMC Liquidation
                                                                                             Corp. (April 1995-December 2000);
                                                                                             and Director, ING Advisors, Inc. and
                                                                                             EAMC Liquidation Corp. (December
                                                                                             2000- October 2003), ING
                                                                                             Quantitative Management, Inc.
                                                                                             (December 2000- September 2002) and
                                                                                             Express America T.C., Inc. (December
                                                                                             2000- September 2003).
------------------------------------------------------------------------------------------------------------------------------------
STANLEY D. VYNER                Executive Vice President      October 2000 - Present         Executive Vice President, ING
7337 E. Doubletree Ranch Rd.                                                                 Advisors, Inc. and ING Investments,
Scottsdale, Arizona 85258                                                                    LLC (July 2000 - Present) and Chief
Date of Birth:  05/14/1950                                                                   Investment Officer of the
                                                                                             International Portfolios, ING
                                                                                             Investments, LLC (July 1996 -
                                                                                             Present). Formerly, President and
                                                                                             Chief Executive Officer, ING
                                                                                             Investments, LLC (August 1996 - August
                                                                                             2000).
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                 POSITIONS HELD WITH THE     TERM OF OFFICE AND LENGTH OF    PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE                PORTFOLIO                    TIME SERVED (1)(2)                   FIVE YEARS (3)
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL J. ROLAND              Executive Vice President,     February 2002 - Present         Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.   Assistant Secretary and                                       Financial Officer and Treasurer, ING
Scottsdale, Arizona 85258      Principal Financial Officer                                   Funds Services, LLC, ING Funds
Date of Birth:  05/30/1958                                                                   Distributor, LLC, ING Advisors, Inc.,
                               Senior Vice President         October 2000 - February 2002    ING Investments, LLC, Express America
                                                                                             T.C., Inc. and EAMC Liquidation Corp.
                                                                                             (December 2001 - Present). Formerly,
                                                                                             Executive Vice President, ING
                                                                                             Quantitative Management, Inc.
                                                                                             (December 2001-September 2002); and
                                                                                             Senior Vice President, ING Funds
                                                                                             Services, LLC, ING Investments, LLC
                                                                                             and ING Funds Distributor, LLC (June
                                                                                             1998 - December 2001).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. NAKA                 Senior Vice President and     October  - Present              Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.   Assistant Secretary                                           Secretary, ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                                    ING Funds Distributor, LLC, ING
Date of Birth:  06/17/1963                                                                   Advisors, Inc., ING Capital
                                                                                             Corporation, LLC and ING Investments,
                                                                                             LLC (December 2001 - Present).
                                                                                             Formerly, Senior Vice President and
                                                                                             Assistant Secretary, ING Quantitative
                                                                                             Management, Inc. (October 2001 -
                                                                                             September 2002); and Vice President,
                                                                                             ING Investments, LLC (April 1997 -
                                                                                             October 1999) and ING Funds Services,
                                                                                             LLC (February 1997 - August 1999).
-----------------------------------------------------------------------------------------------------------------------------------
ROBYN L. ICHILOV               Vice President                October 2000 - Present          Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                                 LLC (October 2001 - Present) and ING
Scottsdale, Arizona 85258                                                                    Investments, LLC (August 1997 -
Date of Birth:  09/25/1967     Treasurer                     March 2001 - Present            Present); and Accounting Manager, ING
                                                                                             Investments, LLC (November 1995 -
                                                                                             Present).
-----------------------------------------------------------------------------------------------------------------------------------
KIMBERLY A. ANDERSON           Senior Vice President         November 2003 - Present         Vice President, ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                                 LLC, ING Funds Distributor, LLC, ING
Scottsdale, Arizona 85258      Vice President                February 2001 - November 2003   Advisors, Inc. and ING Investments,
Date of Birth:  07/25/1964                                                                   LLC (October 2001 - Present).
                               Secretary                     February 2001 - August 2003     Formerly, Secretary, ING Funds
                                                                                             Services, LLC, ING Funds Distributor,
                                                                                             LLC, ING Advisors, Inc. and ING
                                                                                             Investments, LLC (October 2001 -
                                                                                             August 2003); Vice President, ING
                                                                                             Quantitative Management, Inc. (October
                                                                                             2001 - September 2002); Assistant Vice
                                                                                             President, ING Funds Services, LLC
                                                                                             (November 1999 - January 2001); and
                                                                                             has held various other positions with
                                                                                             ING Funds Services, LLC for more than
                                                                                             the last five years.
-----------------------------------------------------------------------------------------------------------------------------------
J. DAVID GREENWALD             Vice President                August 2003 - Present           Vice President of Mutual Fund
7337 E. Doubletree Ranch Rd.                                                                 Compliance, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                    (May 2003 - Present). Formerly,
Date of Birth:  09/24/1957                                                                   Assistant Treasurer and Director of
                                                                                             Mutual Fund Compliance and Operations,
                                                                                             American Skandia, a Prudential
                                                                                             Financial Company (October 1996 - May
                                                                                             2003).
-----------------------------------------------------------------------------------------------------------------------------------
LAUREN D. BENSINGER            Vice President                February 2003 - Present         Vice President, ING Funds Distributor,
7337 E. Doubletree Ranch Rd.                                                                 LLC and ING Funds Services, LLC (July
Scottsdale, Arizona 85258                                                                    1995 to Present), ING Investments, LLC
Date of Birth:  02/06/1954                                                                   (February 1996-Present) and ING
                                                                                             Advisors, Inc. (July 2000 - Present);
                                                                                             and Chief
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                  POSITIONS HELD WITH THE     TERM OF OFFICE AND LENGTH OF   PRINCIPAL OCCUPATION(S) DURING THE LAST
NAME, ADDRESS AND AGE                 PORTFOLIO                    TIME SERVED (1)(2)                   FIVE YEARS (3)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             Compliance Officer, ING Funds
                                                                                             Distributor, LLC (July 1995-Present),
                                                                                             ING Investments, LLC (October
                                                                                             2001-Present) and ING Advisors, Inc.
                                                                                             (July 2000 - Present). Formerly, Vice
                                                                                             President, ING Quantitative
                                                                                             Management, Inc. (July 2000-September
                                                                                             2002); and Chief Compliance Officer,
                                                                                             ING Quantitative Management, Inc.
                                                                                             (July 2000-September 2002).
------------------------------------------------------------------------------------------------------------------------------------
TODD MODIC                      Vice President                August 2003 - Present          Vice President of Financial Reporting,
7337 E. Doubletree Ranch Rd.                                                                 Fund Accounting of ING Funds Services,
Scottsdale, Arizona 85258       Assistant Vice President      August 2001 - August 2003      LLC (September 2002 - Present).
Date of Birth:  11/03/1967                                                                   Formerly, Director of Financial
                                                                                             Reporting, ING Investments, LLC (March
                                                                                             2001- September 2002); Director of
                                                                                             Financial Reporting, Axient
                                                                                             Communications, Inc. (May 2000 -
                                                                                             January 2001); and Director of
                                                                                             Finance, Rural/Metro Corporation
                                                                                             (March 1995 - May 2000).
------------------------------------------------------------------------------------------------------------------------------------
MARIA M. ANDERSON               Assistant Vice President      August 2001 - Present          Assistant Vice President, ING Funds
7337 E. Doubletree Ranch Rd.                                                                 Services, LLC (October 2001 -
Scottsdale, Arizona 85258                                                                    Present). Formerly, Manager of Fund
Date of Birth:  05/29/1958                                                                   Accounting and Fund Compliance, ING
                                                                                             Investments, LLC (September 1999 -
                                                                                             November 2001.
------------------------------------------------------------------------------------------------------------------------------------
SUSAN P. KINENS                 Assistant Vice President      February 2003 - Present        Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.    and Assistant Secretary                                      Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                    (December 2002 - Present); and has
Date of Birth:  12/31/1976                                                                   held various other positions with ING
                                                                                             Funds Services, LLC for the last five
                                                                                             years.
------------------------------------------------------------------------------------------------------------------------------------
HUEY P. FALGOUT                 Secretary                     August 2003 - Present          Chief Counsel, ING U.S. Financial
7337 E. Doubletree Ranch Rd.                                                                 Services (November 2002 - Present).
Scottsdale, Arizona 85258                                                                    Formerly, Associate General Counsel,
Date of Birth:  11/15/1963                                                                   AIG American General (January 1999 -
                                                                                             November 2002).
------------------------------------------------------------------------------------------------------------------------------------
THERESA K. KELETY               Assistant Secretary           August 2003 - Present          Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                                 (April 2003 - Present). Formerly,
Scottsdale, Arizona 85258                                                                    Senior Associate with Shearman &
Date of Birth: 02/28/1963                                                                    Sterling (February 2000 - April 2003);
                                                                                             and Associate with Sutherland Asbill &
                                                                                             Brennan (1996 - February 2000).
------------------------------------------------------------------------------------------------------------------------------------


         (1) The officers hold office until the next annual meeting of the Trustees and until their successors shall have been elected and qualified.


         (2) Prior to May 1999, the Pilgrim family of funds consisted of 5 registrants with 8 series. As of May 24, 1999, the former Nicholas-Applegate Capital Management funds (consisting of 1 registrant with 11 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On November 16, 1999, the former Northstar funds (consisting of 9 registrants with 22 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On July 26, 2000, the former Lexington funds (consisting of 14 registrants with 14 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 23, 2001, the original ING funds (consisting of 2 registrants with 18 series) joined the fund complex and the fund complex retained the name "Pilgrim Funds." On March 1, 2002, the former Aetna funds (consisting of 8 registrants with 50 series) joined the fund complex and the name of the fund complex name changed to "ING Funds."


         (3) The following documents the evolution of the name of each ING corporate entity referenced in the above biographies:

ING Investments, LLC (March 2002 - name changed from ING Pilgrim
Investments. LLC)
  ING Mutual Funds Management Co., LLC (April 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, Inc. (February 2001 - merged into ING Pilgrim
    Investments, LLC)
  ING Pilgrim Investments, LLC (February 2001 - formed)
  ING Pilgrim Investments, Inc. (September 2000 - name changed from Pilgrim
    Investments, Inc.)
  Pilgrim Advisors, Inc.** (April 2000 - merged into Pilgrim Investments,
    Inc.)
  Pilgrim Investments, Inc. (October 1 998 - name changed from Pilgrim America
    Investments, Inc.)
  Pilgrim America Investments, Inc. (April 1995 - name changed from Newco
    Advisory Corporation)
  Newco Advisory Corporation (December 1994 - incorporated)

  **Pilgrim Advisors, Inc. (November 1999 - name changed from Northstar Investment Management Corporation)

ING Funds Distributor, LLC. (October 2002)
  ING Funds Distributor. Inc. (October 2002 - merged into ING Funds
    Distributor, LLC)
  ING Funds Distributor, LLC (October 2002 - formed)
  ING Pilgrim Securities, Inc. (September 2000 - name changed from Pilgrim
    Securities, Inc.)
  Northstar Distributors Inc. (November 1999 - merged into Pilgrim Securities,
    Inc.)
  Pilgrim Securities, Inc. (October 1998 - name changed from Pilgrim America
    Securities, Inc.)
  Pilgrim America Securities, Inc. (April 1995 - name changed from Newco
    Distributors Corporation)
  Newco Distributors Corporation (December 1994 -incorporated)

ING Advisors, Inc. (March 2002 -name changed from ING Pilgrim Advisors.
Inc.)
  ING Pilgrim Advisors, Inc. (March 2001 - name changed from ING Lexington
    Management Corporation)
  ING Lexington Management Corporation (October 2000 - name changed from
    Lexington Management Corporation)
  Lexington Management Corporation (December 1996 - incorporated)

ING Funds Services, LLC (March 2002 - name changed from ING Pilgrim Group. LLC)
  ING Pilgrim Group, Inc. (February 2001 - merged into Pilgrim Group LLC)
  ING Pilgrim Group, LLC (February 2001 - formed)
  ING Pilgrim Group, Inc. (September 2000 - name changed from Pilgrim Group,
    Inc.)
  Lexington Global Asset Managers, Inc. (July 2000 - merged into Pilgrim Group,
    Inc.)
  Northstar Administrators, Inc. (November 1999 - merged into Pilgrim Group,
    Inc.)
  Pilgrim Group, Inc. (October 3998 - name changed from Pilgrim American Group,
    Inc.)
  Pilgrim America Group, Inc. (April 1995 - name changed from Newco Holdings
    Management Corporation)
  Newco Holdings Management Corporation (December 1994- incorporated)

ING Capital Corporation, LLC (March 2002 - name changed from ING Pilgrim Capital Corporation, LLC)
  ING Pilgrim Capital Corporation (February 2001 - merged into ING Pilgrim
   Capital Corporation, LLC)
  ING Pilgrim Capital Corporation, LLC (February 2001 - formed)
  ING Pilgrim Capital Corporation (September 2000 - name changed from Pilgrim
    Capital Corporation)
  Pilgrim Capital Corporation (February 2000 - name changed from Pilgrim
    Holdings Corporation)
  Pilgrim Holdings Corporation (October 1999 - name changed from Northstar
    Holdings, Inc.)
  Northstar Holdings, Inc. (October 1 999 - merged into Pilgrim Capital
    Corporation)
  Pilgrim Capital Corporation (June 1999 - name changed from Pilgrim America
    Capital Corporation)
  Pilgrim Capital Corporation (June 1 999 - merged into Pilgrim America Capital
    Corporation)
  Pilgrim America Capital Corporation (April 1997 - incorporated)

ING Quantitative Management. Inc. (September 2002 - Dissolved)
  ING Quantitative Management, Inc. (March 2002 - name changed from ING Pilgrim
    Quantitative Management, hie.)
  TNG Pilgrim Quantitative Management, Inc. (March 2001 - name changed from
    Market Systems Research Advisors)
  Market Systems Research Advisors, Inc. (November 1 986 - incorporated)

STANDING COMMITTEES OF THE TRUST

                  The Board governs the Trust and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who oversee the Portfolio's activities, review contractual arrangements with companies that provide services to the Portfolio, and review the Portfolio's performance.

FREQUENCY OF BOARD MEETINGS


                  The Board currently conducts regular meets four (4) times a year. The Audit and Valuation and Proxy Voting Committees also meet regularly four (4) times per year, respectively, and the remaining Committees meet as needed. In addition, the Board or the Committees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.


                  Committees


                      An Executive Committee of the Board was formed in order to act on behalf of the full Board of Trustees between meetings when necessary. The Committee currently consists of two independent Trustees and two Trustees who are "interested persons," as defined in the 1940 Act. The following Trustees serve as members of the Executive
         Committee: Messrs. Turner, McInerney, May and Patton. Mr. Turner serves as Chairman of the Committee. The Executive Committee held [ ] meetings during the fiscal year ended December 31, 2003.



                  The Board has established a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Nominating Committee currently consists of four independent
         Trustees: Dr. Gitenstein and Messrs. Doherty, May, and Wedemeyer. Mr. May serves as Chairman of the Committee. The Committee does not currently have a policy regarding whether it will consider nominees recommended by shareholders. The Nominating Committee held [ ] meeting during the fiscal year ended December 31, 2003.



                  The Board has an Audit Committee whose function is to meet with the independent auditors of the Portfolio to review the scope of the Portfolio's audit, its financial statements and interim accounting controls, and to meet with management concerning these matters, among other things. The Audit Committee currently consists of four independent Trustees: Messrs. Putnam, Vincent, Rieke and Earley. Mr. Earley serves as Chairman of the Committee. The Audit Committee held
         [ ] meetings during the fiscal year ended December 31, 2003.



                  The Board has formed a Valuation and Proxy Voting Committee (formerly the Valuation Committee) whose functions include, among others, reviewing the determination of the value of securities held by the Portfolio for which market quotations are not available and, beginning in July 2003, overseeing management's administration of proxy voting. The Valuation Committee currently consists of five independent
         Trustees: Dr. Gitenstein and Messrs. Patton, May, Doherty and Wedemeyer. Mr. Patton serves as Chairman of the Committee. The Valuation Committee held [ ] meetings during the fiscal year ended December 31, 2003.



                  The Board has established an Investment Review Committee that will monitor the investment performance of the Portfolio and to make recommendations to the Board of Trustees with respect to the Portfolio. The Committee for the Portfolio currently consists of five independent
         Trustees: Dr. Gitenstein and Messrs. Wedemeyer, Doherty, May, McInerney and

         Patton. Mr. Wedemeyer serves as Chairman of this Committee. The Investment Review Committee held [ ] meetings during the fiscal year ended December 31, 2003.



                  The Board has established a Qualified Legal Compliance Committee that will receive, retain, consider and act upon reports of evidence of possible material violations of applicable federal and state securities laws, breaches of fiduciary duty arising under Untied States federal and state law and similar violations of applicable federal or state law. The Committee currently consists of five independent Trustees and one Trustee who is an "interested person" as defined in the 1940 Act: Messrs. Patton, May, Earley, Turner and Wedemeyer. The Qualified Legal Compliance Committee is new and therefore did not hold any meetings during the fiscal year ended December 31, 2003.


COMPENSATION OF TRUSTEES


                  The Portfolio pays each Trustee who is not an interested person a pro rata share, as described below, of: (i) an annual retainer of $40,000 (Messrs. Patton and May, as lead trustees, receive an annual retainer of $55,000); (ii) $7,000 for each in person meeting of the Board; (iii) $2,000 per attendance of any committee meeting (Chairpersons receive an additional $1,000 for each committee meeting);
         (iv) $2,000 per telephonic meeting; and (v) out-of-pocket expenses. The pro rata share paid by the Portfolio is based on the Portfolio's average net assets as a percentage of the average net assets of all the funds managed by the Adviser or its affiliates for which the Trustees serve in common as Trustees.



                  The following table sets forth information provided by the Fund's investment adviser regarding compensation of Trustees by the Trust and other funds managed by ING Investments and its affiliates for the year ended December 31, 2003. Officers of the Trust and Trustees who are interested persons of the Trust do not receive any compensation from the Trust or any other funds managed by ING Investments. In the column headed "Total Compensation from Registrant and Fund Complex Paid to Trustees," the number in parentheses indicates the total number of boards in the fund complex on which the Trustees served during that fiscal year.

                               COMPENSATION TABLE


---------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                            AGGREGATE TO COMPENSATION     BENEFITS ACCRUED AS      BENEFITS UPON      REGISTRANT AND FUND COMPLEX
NAME OF PERSON, POSITION          FROM THE TRUST         PART OF FUND EXPENSES      RETIREMENT(2)          PAID TO TRUSTEES(1)
---------------------------------------------------------------------------------------------------------------------------------

Paul S. Doherty                        [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Alan S. Gosule(5)                      [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Walter H. May                          [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Thomas J. McInerney(3)                 [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Jock Patton                            [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
David W.C. Putnam                      [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke                        [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
John G. Turner                         [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                         PENSION OR RETIREMENT    ESTIMATED ANNUAL      TOTAL COMPENSATION FROM
                            AGGREGATE TO COMPENSATION     BENEFITS ACCRUED AS      BENEFITS UPON      REGISTRANT AND FUND COMPLEX
NAME OF PERSON, POSITION          FROM THE TRUST         PART OF FUND EXPENSES      RETIREMENT(2)          PAID TO TRUSTEES(1)
---------------------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                   [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Barbara Gitenstein                     [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Michael J. Early                       [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
Roger Vincent                          [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------
R. Glenn Hilliard(3)(5)                [$ ]                                                                       [$ ]
Trustee
---------------------------------------------------------------------------------------------------------------------------------



         1) Represents compensation from [____] funds, the total number of funds in the Fund Complex as of December 31, 2003.



         2) The ING Funds have adopted a retirement policy under which a Trustee who has served as an Independent Trustee for five years or more will be paid by ING Funds at the time of his or her retirement an amount equal to twice the compensation paid to the Independent Trustee for one year of service.



         3) "Interested person, " as defined in the 1940 Act, of the Company because of the affiliation with ING Groep N.V., the parent corporation of the Investment Adviser, ING Investments and the Distributor, ING Funds Distributor, LLC. Officers and Trustees who are interested persons do not receive any compensation from the Fund.



         4) Resigned as a Trustee December 28, 2001. Mr. Gosule is a partner at Clifford Chance Rogers and Wells LLP, which has provided legal services to certain ING Funds. Mr. Gosule was paid $132,500 upon his retirement pursuant to a retirement policy adopted by the ING Funds. Mr. Gosule satisfied the criteria for such payment (which was equal to twice the compensation normally paid to him for one year of service) since he served as an Independent Trustee for certain ING Funds for 5 years prior to his resignation.



         5)       Resigned as a Trustee April 30, 2003.

TRUSTEE OWNERSHIP OF SECURITIES

SHARE OWNERSHIP POLICY


                  In order to further align the interests of the Independent Trustees with shareholders, it is the policy of the Board of Trustees for the Independent Trustees to own, beneficially, shares of one or more ING Funds at all times. For this purpose, beneficial ownership of Fund shares includes ownership of a variable annuity contract or a variable life insurance policy whose proceeds are invested in a Fund.


                  Under this Policy, the initial value of investments in the ING Funds that are beneficially owned by a Trustee must equal at least $50,000. Existing Trustees shall have a reasonable amount of time from the date of adoption of this Policy in order to satisfy the foregoing requirements. A new Trustee shall satisfy the foregoing requirements within a reasonable amount of time of becoming a Trustee. A decline in the value of any Fund investments will not cause a Trustee to have to make any additional investments under this Policy.


                  Set forth below is the dollar range of equity securities owned by each Trustee as of December 31, 2003.



                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                                                                       SECURITIES IN ALL REGISTERED
                                           DOLLAR RANGE OF EQUITY    INVESTMENT COMPANIES OVERSEEN BY
                                          SECURITIES IN THE TRUST     TRUSTEE IN FAMILY OF INVESTMENT
           NAME OF TRUSTEE                AS OF DECEMBER 31, 2003                COMPANIES
-----------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
Paul S. Doherty                                    None
-----------------------------------------------------------------------------------------------------
J. Michael Earley                                  None
-----------------------------------------------------------------------------------------------------
R. Barbara Gitenstein                              None
-----------------------------------------------------------------------------------------------------
Walter H. May                                      None
-----------------------------------------------------------------------------------------------------
Jock Patton                                        None
-----------------------------------------------------------------------------------------------------
David W. C. Putnam                                 None
-----------------------------------------------------------------------------------------------------
Blaine E. Rieke                                    None
-----------------------------------------------------------------------------------------------------
Roger B. Vincent                                   None
-----------------------------------------------------------------------------------------------------
Richard A. Wedemeyer                               None
-----------------------------------------------------------------------------------------------------
TRUSTEES WHO ARE "INTERESTED PERSONS"
-----------------------------------------------------------------------------------------------------
Thomas J. McInerney                                None
-----------------------------------------------------------------------------------------------------
John G. Turner                                     None
-----------------------------------------------------------------------------------------------------


INDEPENDENT TRUSTEE OWNERSHIP OF SECURITIES


                  Set forth in the table below is information regarding each Independent Trustee's (and his immediate family members) share ownership in securities of the Trust's Adviser or Distributor, and the ownership of securities in an entity controlling, controlled by or under common control with the Adviser or Distributor of the Trust (not including registered investment companies) as of December 31, 2003.

                                NAME OF OWNERS AND                          TITLE OF       VALUE OF    PERCENTAGE OF
    NAME OF TRUSTEE          RELATIONSHIP TO TRUSTEE        COMPANY           CLASS       SECURITIES       CLASS
--------------------------------------------------------------------------------------------------------------------
Paul S. Doherty
--------------------------------------------------------------------------------------------------------------------
J. Michael Earley
--------------------------------------------------------------------------------------------------------------------
R. Barbara Gitenstein
--------------------------------------------------------------------------------------------------------------------
Walter H. May
--------------------------------------------------------------------------------------------------------------------
Jock Patton
--------------------------------------------------------------------------------------------------------------------
David W. C. Putnam
--------------------------------------------------------------------------------------------------------------------
Blaine E. Rieke
--------------------------------------------------------------------------------------------------------------------
Roger B. Vincent
--------------------------------------------------------------------------------------------------------------------
Richard A. Wedemeyer
--------------------------------------------------------------------------------------------------------------------


CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS


                  As of March 31, 2004, the Trustees and officers as a group owned of record and beneficially less than [____%] of any class of the Portfolio's outstanding shares. As of that date, to the knowledge of management, no person owned beneficially or of record more than 5% of the outstanding shares of any class of the Portfolio, except as set forth below. Unless otherwise indicated below, the Portfolios have no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25 percent of the voting securities of the company. A control person may be able to take actions regarding the Portfolio without the consent or approval of shareholders. As of March 31, 2004, ______ owned ____% of the Worldwide Growth Portfolio and, therefore, is a control person of the Portfolio.






----------------------------------------------------------------------
                   CLASS AND TYPE OF    PERCENTAGE OF    PERCENTAGE OF
    ADDRESS            OWNERSHIP            CLASS          PORTFOLIO
----------------------------------------------------------------------
                                              %                %
----------------------------------------------------------------------






INVESTMENT ADVISER

                  The investment adviser for the Portfolio is ING Investments, LLC ("ING Investments or "Adviser"), which is registered with the SEC as an investment adviser and serves as an investment adviser to registered investment companies (or series thereof), as well as structured finance vehicles. ING Investments, subject to the authority of the Trustees of the Portfolio, has the overall responsibility for the management of the Portfolio's investment portfolio subject to delegation of certain responsibilities to Aeltus Investment Management, Inc. ("ING Aeltus"). ING Investments and ING Aeltus are indirect, wholly owned subsidiaries of ING Groep N.V. (NYSE: ING) and are affiliates of one another. ING Groep N.V. is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with more than 100,000 employees. ING Groep N.V. seeks to provide a full range of integrated financial services to private, corporate and institutional clients through a variety of distribution channels. The principal executive offices are located at Strawinskylaan 2631, 1077 ZZ Amsterdam, P.O. Box 810, 1000 AV Amsterdam, the Netherlands.






                  On February 26, 2001, the name of the Adviser changed from ING Pilgrim Investments, Inc. to ING Pilgrim Investments, LLC. On March 1, 2002, the name of the Adviser changed to ING Investments, LLC. Prior to April 30, 2001, ING Mutual Funds Management LLC ("IMFC") served as investment adviser to the Portfolio. On April 30, 2001, IMFC, an in-direct, wholly-owned subsidiary of ING Groep N.V. that had been under common control with ING, merged with ING. As of March 31, 2004, ING Investments had assets under management of over [$______ ] billion.



                  ING Investments serves as investment adviser pursuant to an Investment Management Agreement between ING Investments and the Trust ("Investment Management Agreement"). The Investment Management Agreement requires the Adviser to oversee the provision of all investment advisory and portfolio management services for the Portfolio. The Investment Management Agreement requires the Adviser to provide, subject to the supervision of the Board of Trustees, investment advice and investment services to the Portfolio and to furnish advice and recommendations with respect to investment of the Portfolio's assets and the purchase or sale of its portfolio securities. The Adviser also provides investment research and analysis. The Investment Management Agreement provides that the Adviser is not subject to liability to the Portfolio for any act or omission in the course of, or connected with, rendering services under the Agreement, except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties under the Agreement.



                  After an initial two year term, the Investment Management Agreement continues in effect from year to year so long as such continuance is specifically approved at least annually by (a) the Board or (b) the vote of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding shares voting as a single class; provided, that in either event the continuance is also approved by at least a majority of the Board who are not "interested persons" (as defined in the 1940
         Act) of the Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.



                  The Investment Management Agreement is terminable without penalty with not less than 60 days' notice by the Board of Trustees or by a vote of the holders of a majority of the Portfolio's outstanding shares voting as a single class, or upon not less than 60 days' notice by the Adviser. The Investment Management Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
         Act).


                  In connection with their deliberations relating to the Portfolio's current Investment Management Agreement, the Board considered information that had been provided by ING Investments. In considering the Investment Management Agreement, the Board considered several factors they believed, in light of the legal advice furnished to them by their independent legal counsel and their own business judgment, to be relevant. The factors considered by the Board in reviewing the Investment Management Agreement included, but were not limited to, the following: (1) the performance of the Portfolio; (2) the nature and quality of the services provided by ING Investments; (3) the fairness of the compensation under the Investment Management Agreement in light of the services provided; (4) the profitability to ING Investments from the Investment Management Agreement; (5) the personnel, operations, financial condition, and investment management capabilities, methodologies and performance of ING Investments, as well as its efforts in recent years to build its investment management capabilities and administrative infrastructure; (6) the expenses borne by the Fund and a comparison of the Fund's fees and expenses to those of a peer group of funds; and (7) ING Investments' compliance capabilities and efforts on behalf of the Fund. The Board also considered the total services provided by the Administrator as well as the fees the Administrator receives for such services.


                  In approving the Investment Management Agreement, the Board, including the Independent Trustees, did not identify any single factor as all-important or controlling. However, the Independent Trustees indicated that, generally, they initially scrutinized the performance of the Portfolio, including performance in relation to a peer group of portfolios and in relation to a benchmark index or a combination of indexes, and the fees paid by the Portfolio.



                  In reviewing the terms of the Investment Management Agreement and in discussions with the Adviser concerning such Investment Management Agreement, the Independent Trustees were represented by independent legal counsel. Based upon its review, the Board has determined that the Investment Management Agreement is in the best interests of the Portfolio and its shareholders and that the Investment Management fees are fair and reasonable. Accordingly, after consideration of the factors described above, and such other factors and information it considered relevant, the Board, including the unanimous vote of the Independent Trustees, approved the Investment Management Agreement.


                                  ADVISORY FEES


                  The Adviser bears the expense of providing its services and pays the fees of the Sub-Adviser. For its services, the Portfolio pays the Adviser a monthly fee in arrears equal to the 1.00% of the Fund's average daily net assets during the month.



                  During the fiscal years ended December 31, 2003, 2002, and 2001, the Portfolio paid the Adviser the following investment advisory fees:


      TOTAL ADVISORY FEES PAID BY THE PORTFOLIO FOR THE CALENDAR YEAR ENDED
                                  DECEMBER 31


                          2003              2002              2001
                          ----              ----              ----
                      ADVISORY FEES     ADVISORY FEES     ADVISORY FEES
                      -------------     -------------     -------------
ING VP
Worldwide Growth
Portfolio.........        $[ ]            $ 286,125         $ 158,957


(1) For the period of April 28, 2000 through December 31, 2000.

SUB-ADVISER


                  The Investment Management Agreement for the Portfolio provides that the Adviser, with the approval of the Portfolio's Board, may select and employ investment advisers to serve as a Sub-Adviser for the Portfolio ("Sub-Adviser"), and shall monitor the Sub-Adviser's investment programs and results, and coordinate the investment activities of the Sub-Adviser to ensure compliance with regulatory restrictions. The Adviser pays all of its expenses arising from the performance of its obligations under the Investment Management Agreement, including all fees payable to the Sub-Adviser, executive salaries and expenses of the Trustees and Officers of the Portfolio who are employees of the Adviser or its affiliates. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the sub-advisory agreement (the Sub-Advisory Agreement).



                  Pursuant to a Sub-Advisory Agreement dated August 1, 2003 between the Adviser and ING Aeltus, ING Aeltus acts as Sub-Adviser to the Portfolio. In this capacity, ING Aeltus, subject to the supervision and control of the Adviser and the Trustees of the Portfolio, on behalf of the Portfolio, manages the Portfolio's investment portfolio consistent with the Portfolio's investment objective, and executes any of the Portfolio's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Sub-Advisory Agreement accrue daily and are paid monthly by the Adviser. ING Aeltus's address is 10 State House Square, Hartford, Connecticut 06103-3602. ING Aeltus operates under the collective management of ING Investment Management. As of March 31, 2004, ING Aeltus managed over $___ billion in assets.



                  The Sub-Advisory Agreement may be terminated by: (i) the Investment Adviser upon sixty (60) days' written notice to ING Aeltus and the Portfolio; (ii) at any time, without payment of a penalty by the Portfolio, by the Portfolio's Board or a majority (as that term is defined in the 1940 Act) of the outstanding voting securities of the Portfolio upon sixty (60) days' written notice to the Investment Adviser and ING Aeltus; or (iii) by ING Aeltus upon three (3) months' written notice unless the Portfolio or the Investment Adviser requests additional time to find a replacement for ING Aeltus, in which case, ING Aeltus shall allow additional time, not to exceed three (3) additional months beyond the initial three (3) month period; provided, however, that ING Aeltus can terminate the contract at any time, if ING Aeltus or the Investment Adviser ceases to be registered as an investment adviser or otherwise is legally incapable of providing services under the contract. The Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940
         Act). As compensation to the Sub-Adviser for it's services to the Portfolio, the Investment Adviser pays the Sub-Adviser a monthly fee in arrears equal to an annual rate of 0.450% of the Portfolio's average daily net assets managed during the month.



                  ING Investment Advisors B.V. ("IIMA") served as sub-adviser to the Portfolio until May 5, 2001. From May 5, 2001 to July 31, 2003, ING Investments managed the Portfolio directly under its existing Management Agreement. ING Investments has undertaken an internal reorganization that, among other things, integrated its portfolio management professionals across the U.S. under a common management structure known as ING Investment Management Americas, which includes ING Aeltus. On August 1, 2003, ING Aeltus became the Sub-Adviser to the Portfolio. One of the primary purposes of the integration plan is to promote consistently high levels of performance in terms of investment standards, research, policies and procedures in the portfolio management functions of the Portfolio. As a result of this integration plan, the operational and supervisory functions of the Portfolio's Investment Management Agreement was separated from the portfolio management functions related to the Portfolio, with the former continuing to be provided by the Adviser and the latter provided by ING Aeltus. The portfolio management personnel for this Portfolio did not change as a result of this internal reorganization.



                  The factors considered by the Board including the Independent Trustees, in reviewing the Sub-Advisory Agreement with ING Aeltus included, but were not limited to, the following: (1) the centralization of asset managers will allow ING Investments to access and leverage the capabilities of its portfolio management personnel among all subsidiaries; (2) the reorganization will facilitate more effective use of research and trading facilities and capabilities for greater efficiency; (3) the consolidation of portfolio management personnel within one entity will permit certain future changes in portfolio managers without the potential expense of shareholder proxy solicitations; and (4) the reorganization can help ING Aeltus to build a larger, more coherent management structure and to retain and attract highly qualified portfolio mangers. The Board noted that ING Aeltus had taken steps to ameliorate any disadvantages, which might result from the reorganization. In addition, the Board considered; (1) the current portfolio managers will remain and continue to provide services under the direction of ING Aeltus; (2) the nature and quality of the services to be provided by ING Aeltus, including ING Aeltus's extensive investment management experience and the quality of services provided to the other mutual portfolios advised by ING Aeltus; (3) the fairness of the compensation under the Sub-Advisory Agreement, in light of the services being provided; (4) the personnel, operations, financial condition, and investment management capabilities and methodologies of ING Aeltus after the reorganization; (5) the expectation of management that the reorganization will enable ING Aeltus to attract additional highly qualified personnel and to leverage its portfolio management resources and trading and research capabilities; and (6) compensation and the fact that the cost of ING Aeltus will be paid by the Adviser and not directly by the Portfolio. The Board also considered the advisory fee to be retained by ING Investment for its oversight and monitoring service that will be provided to the Portfolio. After considering ING Investments' recommendation and these other factors, the Board concluded that engaging ING Aeltus, as Sub-Adviser would be in the best interests of the Portfolio and its shareholders.






                  During the fiscal years ended December 31, 2002, 2001 and 2000, the Portfolio paid the Sub-Adviser the following sub-advisory fees:


      TOTAL SUB-ADVISORY FEES PAID FOR THE CALENDAR YEAR ENDED DECEMBER 31


                                      2002                      2001                       2000
                                      ----                      ----                       ----
                                SUB-ADVISORY FEES         SUB-ADVISORY FEES         SUB-ADVISORY FEES
                                -----------------         -----------------         -----------------
ING VP Worldwide Growth
Portfolio(3)...............           $[ ]                  $  9,608(1)                $  24,072(2)


(1)  For the period of January 1, 2001 through May 5, 2001.

(2)  For the period of April 28, 2000 through December 31, 2000.


(3) Prior to August 1, 2003, the Portfolio was directly managed by the Investment Adviser.


EXPENSE LIMITATION AGREEMENT


                  The Adviser has entered into an expense limitation agreement with the Portfolio, pursuant to which the Adviser has agreed to waive or limit its fees. In connection with this agreement, the Adviser will assume other expenses so that the total annual ordinary operating expenses of the Portfolio (which excludes interest, taxes, brokerage commissions, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Portfolio's business, and expenses of any counsel or other persons or services retained by the Portfolio's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Adviser) do not exceed 1.23% of the Portfolio's average net asset value.



                  The Portfolio will at a later date reimburse the Adviser for management fees waived and other expenses assumed by the Adviser during the previous 36 months, but only if, after such reimbursement, the Portfolio's expense ratio does not exceed 1.23% at the Portfolio's average net asset value. The Adviser will only be reimbursed for fees waived or expenses assumed after the effective date of the expense limitation agreement.

                  The expense limitation agreement provides that this expense limitation shall continue until December 31, 2004. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of the termination of the agreement to the Portfolio within ninety (90) days prior to the end of the then-current term. In addition, the agreement will terminate upon termination of the Investment Management Agreement, or it may be terminated by the Portfolio, without payment of any penalty, upon written notice to the Adviser at its principal place of business within ninety (90) days of the end of the then current term for the Portfolio.


         The fee reductions paid to the Portfolio are as follows:


                                      DECEMBER 31     DECEMBER 31      DECEMBER 31
                                      -----------     -----------      -----------
            PORTFOLIO                    2003            2002             2001
            ----------                   ----            ----             ----
ING VP Worldwide Growth Portfolio        [$ ]          $ 239,207        $ 275,744


DISTRIBUTION OF PORTFOLIO SHARES


                  Shares of the Portfolio are distributed by ING Funds Distributor, LLC (the "Distributor") pursuant to a Distribution Agreement between the Portfolio and the Distributor. The address of the Distributor is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. The Distribution Agreement requires the Distributor to use its best efforts on a continuing basis to solicit purchases of shares of the Portfolio. The Portfolio and the Distributor have agreed to indemnify each other against certain liabilities. The Distribution Agreement will remain in effect for two years and from year to year thereafter only if its continuance is approved annually by a majority of the Board who are not parties to such agreement or interested persons (as defined in the 1940 Act) of any such party and must be approved either by votes of a majority of the Board or a majority of the outstanding voting securities of the Portfolio. See the Prospectus for information on how to purchase and sell shares of the Portfolio. The Distributor, like the Investment Adviser, is a wholly-owned indirect subsidiary of ING Groep N.V.





TRANSFER AGENT

                  The Transfer agent, dividend disbursing agent and registrar for the Portfolio's shares is DST Systems, Inc. ("DST"), whose principal business address is 330 West 9th Street, Kansas City, Missouri 64105.

DISTRIBUTION PLAN

                  Pursuant to a Plan of Distribution adopted by the Portfolio under Rule 12b-1 under the 1940 Act, the Portfolio pays the Distributor an annual fee of 0.25% of average net assets attributable to the Portfolio's shares.

                  The distribution fee may be used by the Distributor for the purpose of financing any activity, which is primarily intended to result in the sale of shares of the Portfolio. For example, such distribution fee may be used by the Distributor to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Portfolio shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, and to pay other advertising and promotional expenses in connection with the distribution of Portfolio shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses. If the distribution plan is terminated by the Portfolio, the Board may allow the Portfolio to pay the 12b-1 Fees to the Distributor for distributing shares before the plan was terminated.

                  Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Portfolio's shares, are in writing and have been approved by the Board. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

                  The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Portfolio's Board of Trustees and by a vote of the Trustees who are not interested persons of the Portfolio and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio or the applicable class of the Portfolio. In the event the Plan of Distribution is terminated in accordance with its terms, the Portfolio (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board may allow the Portfolio to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of the Portfolio (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

                  In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Portfolio and its shareholders. The Board of Trustees believes that expenditure of the Portfolio's assets for distribution expenses under the Plan of Distribution should assist in the growth of the Portfolio which will benefit the Portfolio and its shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Portfolio's assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Portfolio pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of the Portfolio will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Portfolio. In addition, the selection and nomination of those Trustees who are not interested persons of the Portfolio are committed to the discretion of the Independent Trustees during such period.

                  The proceeding table shows the expenses incurred by the Portfolio for distribution-related activities under the Rule 12b-1 Plans for the fiscal year ended December 31.


                            AGGREGATE AMOUNT PAID      AGGREGATE AMOUNT PAID
                            ---------------------      ---------------------
        PORTFOLIO                  2003                        2002
        ---------                  ----                        ----
ING VP Worldwide Growth
Portfolio                          [$ ]                      $ 71,531


                  Total distribution expenses incurred by the Distributor for the costs of promotion and distribution of the Portfolio's shares for the fiscal year ended December 31, were as follows:


DISTRIBUTION / EXPENSES
ING VP Worldwide Growth Portfolio            2003
---------------------------------            ----
Advertising.......................           [$]
Printing..........................           [$]
Salaries & Commissions............           [$]
Broker Servicing..................           [$]
Miscellaneous.....................           [$]
TOTAL.............................           [$]


ADMINISTRATOR


                  ING Funds Services, LLC ("ING Funds Services" or "Administrator") serves as Administrator for the Portfolio, pursuant to an Administration Agreement. Subject to the supervision of the Board, the Administrator provides the overall business management and administrative services necessary to conduct properly the Portfolio's business, except for those services performed by the Investment Adviser under the Investment Management Agreement, the Sub-Adviser under the Sub-Advisory Agreement, the Custodian for the Portfolio under the Custodian Agreement, the Transfer Agent for the Portfolio under the Transfer Agency Agreement, and such other service providers as may be retained by the Portfolio from time to time. The Administrator acts as liaison among these service providers to the Portfolio. The Administrator is also responsible for ensuring that the Portfolio operates in compliance with applicable legal requirements and for monitoring the Investment Adviser for compliance with requirements under applicable law and with the investment policies and restrictions of the Portfolio. The Administrator is an affiliate of the Investment Adviser. The address of the Administrator is 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258. For its services under the Administration Services Agreement, ING Funds Services receives an annual fee equal to 0.10% of the Portfolio's average daily net assets, computed daily and payable monthly.



                  During the fiscal years ended December 31, 2003, 2002, and 2001, ING Funds Services and its predecessor received $______, $___, and $____ respectively for their services under their respective Administration Agreement.


                        DETERMINATION OF NET ASSET VALUE


                  The net asset value of the Portfolio's shares will be determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern time) during each day on which the NYSE is open for trading. As of the date of this Statement of Additional

         Information, the NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                  Portfolio securities listed or traded on a national securities exchange will be valued at the last reported sale price on the valuation day. Securities traded on an exchange for which there has been no sale that day and other securities traded in the over-the-counter market will be valued at the mean between the last reported bid and asked prices on the valuation day. Portfolio securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price on the valuation day. In cases in which securities are traded on more than one exchange, the securities are valued on the exchange that is normally the primary market. Short-term obligations maturing in less than 60 days will generally be valued at amortized cost. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. See "Net Asset Value" in the shareholder guide of the Prospectus. The long-term debt obligations held in the Portfolio's portfolio will be valued at the mean between the most recent bid and asked prices as obtained from one or more dealers that make markets in the securities when over-the counter market quotations are readily available.

                  Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Portfolio's Board, in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the portfolio calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of the portfolio's Board, in accordance with methods that are specifically authorized by the Board. The valuation procedures applied in any specific instance are likely to vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolio related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies' securities.

                  The prices of foreign securities are determined using information derived from pricing services and other sources. The value of the foreign securities traded on exchanges outside the United States is generally based upon the price on the foreign exchange as of the close of business of the exchange preceding the time of valuation (or, if earlier, at the time of the portfolio's valuation). Foreign securities markets may close before the portfolio determines its NAV. European, Asian, Latin American, or other international securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the portfolio's net asset value may not take place contemporaneously with the determination of the prices of securities held by the Portfolio in foreign securities markets. Further, the value of the portfolio's assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Portfolio.

                  If a significant event which is likely to impact the value of one or more foreign securities held by the portfolio occurs after the time at which the foreign market for such security (ies) closes but before the time that the Portfolio's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security (ies) at the time the Portfolio calculates its net asset value. The Board of Trustees has adopted procedures under which the fair value of foreign securities may, upon the occurrence of a significant event, be determined as of the time the portfolio calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board of Trustees has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time the portfolio calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that the portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board of Trustees, the Portfolio is not obligated to use the fair valuations suggested by any research service, and valuations provided by such research services may be overridden if other events have occurred, or if other fair valuations are determined in good faith to be more accurate. Unless a market movement or other event has occurred which constitutes a significant event under procedures adopted by the Board of Trustees, events affecting the values of portfolio securities that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the portfolio's net asset value.

                  Quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time NAV is computed.

                  Options on currencies purchased by the Portfolio are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of OTC options.

                  The fair value of other assets is added to the value of all securities positions to arrive at the value of the portfolio's total assets. The Portfolio's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of the Portfolio's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearest cent, is the net asset value per share.




                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  The Prospectus contains a general description of how investors may buy shares of the Portfolio and states whether the Portfolio offers more than one class of shares. This SAI contains additional information, which may be of interest to investors.

                  The obligation of the Portfolio to redeem its shares when called upon to do so by the shareholder is mandatory with certain exceptions. The Portfolio will pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Portfolio at the beginning of such period. When redemption requests exceed such amount, however, the Portfolio reserves the right to make part or all of the payment in the form of readily marketable securities or other assets of the Portfolio. An example of when this might be done is in case of emergency, such as in those situations enumerated in the following paragraph, or at any time a cash distribution would impair the liquidity of the Portfolio to the detriment of the existing shareholders. Any securities being so distributed would be valued in the same manner as the portfolio of the Portfolio is valued. If the recipient sold such securities, he or she probably would incur brokerage charges.

                  Redemption of shares, or payment, may be suspended at times
         (a) when the NYSE is closed for other than customary weekend or holiday closings, (b) when trading on NYSE is restricted, (c) when an emergency exists, as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable, or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets, or during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b) or (c) exist. The NYSE is not open for business on the following holidays (nor on the nearest Monday or Friday if the holiday falls on a weekend), on which the Portfolio will not redeem shares: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                  The Trust offers the shares of the Portfolio, on a continuous basis, to both registered and unregistered separate accounts of affiliated and unaffiliated Participating Insurance Companies to Portfolio variable annuity contracts (the "Contracts") and variable life insurance policies ("Policies"). Each separate account contains divisions, each of which corresponds to the Portfolio. Net purchase payments under the Contracts are placed in one or more of the divisions of the relevant separate account and the assets of each division are invested in the shares of the Portfolio, which corresponds to that division. Each separate account purchases and redeems shares of the Portfolio for its divisions at net asset value without sales or redemption charges.

                  The Trust may offer the shares of its Portfolio to certain pension and retirement plans ("Plans") qualified under the Internal Revenue Code. The relationships of Plans and Plan participants to the Portfolio would be subject, in part, to the provisions of the individual plans and applicable law. Accordingly, such relationships could be different from those described in this Prospectus for separate accounts and owners of Contracts and Policies, in such areas, for example, as tax matters and voting privileges.

                  The Board monitors for possible conflicts among separate accounts (and will do so for Plans) buying shares of the Portfolio. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Board may require a separate account or Plan to withdraw its participation in the Portfolio. The Portfolio's net asset value could decrease if it had to sell investment securities to pay redemptions proceeds to a separate account (or Plan) withdrawing because of a conflict.

                  The Portfolio ordinarily effects orders to purchase or redeem its shares that are based on transactions under Policies or Contracts (e.g., purchase or premium payments, surrender or withdrawal requests, etc.) at the Portfolio's net asset value per share next computed on the day on which the separate account processes such transactions. The Portfolio effects orders to purchase or redeem its shares that are not based on such transactions at the Portfolio's net asset value per share next computed on the day on which the Portfolio receives the orders.

                  Please refer to the appropriate separate account prospectus related to your Contract for more information regarding the Contract.

                  The Portfolio paid aggregate brokerage commissions of $127,807 for the fiscal year ended December 31, 2001; $298,067 for the fiscal year ended December 31, 2002; and for the fiscal year ended December 31, 2003 [$ ]. The Adviser instituted a new policy of conducting trades on the NASDAQ on an agency basis instead of a principal basis in 2002, which resulted in the Portfolio reporting higher brokerage commissions.


                             PORTFOLIO TRANSACTIONS


                  Investment decisions for the Portfolio and for the other investment advisory clients of the Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.



                  The Portfolio has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board, the Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Portfolio to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.


                  Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of the Portfolio. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Portfolio or the Distributor are prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.


                  The Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer, which has provided statistical or other research services to the Adviser. By allocating transactions in this manner, the Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Adviser in advising various of its clients (including the Portfolio), although not all of these services are necessarily useful and of value in managing the Portfolio. The management fee paid by the Portfolio is not reduced because the Adviser and its affiliates receive such services.



                  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "Act"), the Adviser may cause the Portfolio to pay a broker-dealer which provides "brokerage and research services" (as defined in the Act) to the Adviser an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.



                  The Adviser may allocate purchase and sales order for portfolio securities to broker-dealers that are affiliated with the Adviser or the Distributor in agency transactions if the Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.



                  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Portfolio as a factor in the selection of broker-dealers to execute portfolio transactions for the Portfolio.


PORTFOLIO TURNOVER

                  Changes may be made in the portfolio consistent with the investment objective and policies of the Portfolio whenever such changes are believed to be in the best interests of the Portfolio and its shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period.

                  For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                    DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS

DIVIDENDS AND DISTRIBUTIONS

         The Portfolio generally declares and distributes dividends, if any, representing substantially all net investment income annually. All such distributions will be automatically reinvested, at the election of Participating Insurance Companies, in shares of the Portfolio issuing the distribution at the net asset value determined on the reinvestment date.

TAX MATTERS

         The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the portfolio by the separate accounts of life insurance companies for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of the Portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the Portfolio.

         The Portfolio intends to qualify to be taxed under the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company ("RIC") for each taxable year. Accordingly, the Portfolio must, among other things, meet the following requirements: (A.) The Portfolio must generally derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; (B.) The Portfolio must diversify its holdings so that, at the end of each fiscal quarter or within 30 days thereafter: (i) at least 50% of the market value of the Portfolio's assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other RICs, and other securities, with such other securities limited, with respect to any one issuer, to an amount not greater than 5% of the Portfolio's assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other RICs). As a regulated investment company, the Portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Portfolio's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Portfolio intends to distribute all or substantially all of such income.

         The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute during each calendar year at least 98% of its ordinary income for the calendar year, at least 98% of its capital gain net income for the 12-month period ending on October 31 of the calendar year and certain other amounts. The Portfolio intends to make sufficient distributions to avoid imposition of the excise tax. As a RIC, the Portfolio will not be subject to federal income tax on its income and gains distributed to shareholders if it distributes at least 90% of its investment company taxable income for the taxable year.

         The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the corresponding division of the insurance company separate accounts, the Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. The regulations also provide that the Portfolio's shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Portfolio or the trustee of a qualified pension plan. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure by the portfolio both to qualify as a regulated investment company and to satisfy the Section 817(h) requirements would generally cause the variable contracts to lose their favorable tax status and require a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury regulations, inadvertent failure to satisfy the applicable diversification requirements may be corrected, but such a correction would require a payment to the Internal Revenue Service based on the tax contract holders would have incurred if they were treated as receiving the income on the contract for the period during which the diversification requirements were not satisfied. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts. Failure by the portfolio to qualify as a regulated investment company would also subject it to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders.

         The Treasury Department announced that it would issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in the regulations or rulings.

         In the event that rules or regulations are adopted, there can be no assurance that the Portfolio will be able to operate as currently described, or that the Portfolio will not have to change its investment objective or investment policies. The Portfolio's investment objective and the investment policies of the Portfolio may be modified as necessary to prevent any such prospective rules and regulations from causing variable contract owners to be considered the owners of the shares of the Portfolio.

         The holding of the foreign currencies and investments by the Portfolio in certain "passive foreign investment companies" may be limited in order to avoid imposition of a tax on such Portfolio.

         If the Portfolio invests in foreign securities it may be subject to foreign withholding taxes on income from its investments. In any year in which more than 50% in value of the Portfolio's total assets at the close of the taxable year consists of securities of foreign corporations, the Portfolio may elect to treat any foreign taxes paid by it as if they had been paid by its shareholders. The insurance company segregated asset accounts holding Portfolio shares should consider the impact of this election.

         Holders of Contracts under which assets are invested in the Portfolio should refer to the prospectus for the Contracts for information regarding the tax aspects of ownership of such Contracts.

                               OTHER INFORMATION

CAPITALIZATION


                  The Trust is a Delaware statutory trust established under a Trust Instrument dated July 15, 1999, and currently consists of one separately managed portfolio. The Portfolio is comprised of one class of shares.


                  The capitalization of the Portfolio consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board may establish additional portfolios (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the shareholders.

         When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of the Portfolio, each shareholder is entitled to receive his pro rata share of the net assets of the Portfolio.

                  In the event of a liquidation or dissolution of the Portfolio, shareholders of the Portfolio would be entitled to receive the assets available for distribution belonging to the Portfolio, and a proportionate distribution, based upon the relative net asset values of the Portfolio, of any general assets not belonging to the Portfolio, which are available for distribution. Shareholders of the Portfolio are entitled to participate in the net distributable assets of the Portfolio involved in liquidation, based on the number of shares of the Portfolio that are held by each shareholder.




VOTING RIGHTS

                  Under the Trust Instrument, the Portfolio is not required to hold annual meetings of the Portfolio's shareholders to elect Trustees or for other purposes. It is not anticipated that the Portfolio will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Portfolio. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Portfolio may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Portfolio. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                  The Portfolio's shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                  Shareholders of the Portfolio, as well as those of any other investment portfolio now or hereafter offered by the Trust, will vote together in the aggregate and not separately on a portfolio-by-portfolio basis, except as otherwise required by law or when permitted by the Board. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Portfolio shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of the portfolio affected by the matter. The Portfolio is affected by a matter unless it is clear that the interests of the portfolio in the matter are substantially identical or that the matter does not affect any interest of the portfolio. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Portfolio only if approved by a majority of the outstanding shares of such portfolio. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the portfolios of the Trust voting together in the aggregate without regard to a particular portfolio.


CODE OF ETHICS



                  The Trust, ING Investments, ING Funds Distributor and ING Aeltus have adopted a Code of Ethics governing personal trading activities of all Trustees, officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Portfolio or obtain information pertaining to such purchase or sale. The Code of Ethics is intended to prohibit fraud against the Portfolio that may arise from personal trading. Personal trading is permitted by such persons subject to certain restrictions; however they are generally required to pre-clear all security transactions with the Portfolio's Compliance Officer or her designee and to report all transactions on a regular basis. The Sub-Adviser has adopted its own code of ethics to govern the personal trading activities of its personnel.



PROXY VOTING PROCEDURES



                  The Board has adopted proxy voting procedures and guidelines to govern the voting of proxies in relation to the Portfolio's portfolio securities. The procedures and guidelines delegate to the Adviser the authority to vote proxies relating to portfolio securities, and provide a method for responding to potential conflicts of interest. In delegating voting authority to the Adviser, the Board has also approved the Adviser's proxy voting procedures which require the Adviser to vote proxies in accordance with the Portfolio's proxy voting procedures and guidelines. An independent proxy voting service has been retained to assist in the voting of Portfolio proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. A copy of the proxy voting procedures and guidelines governing the Portfolio, including the procedures of the Adviser, is attached hereto as Appendix A. Beginning on or about August 31, 2004, and no later than August 31st annually thereafter, information regarding how the Portfolio votes proxies relating to portfolio securities for one year period ending June 30th will be made available through the ING Funds' website (www.ingfunds.com) or by accessing the SEC's EDGAR database (www.sec.gov).


CUSTODIAN/RECORDKEEPING


                  Effective January 1, 2004, The Bank of New York, One Wall Street, New York, New York 10286, has been retained to act as custodian for the Portfolio's portfolio securities including those to he held by foreign banks and foreign securities depositories that qualify as eligible foreign custodians under the rules adopted by the SEC and for the Portfolio's domestic securities and other assets.





YIELD AND PERFORMANCE INFORMATION

                  The Portfolio may, from time to time, include its yields, effective yields, tax equivalent yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

                  Quotations of yield for the Portfolio will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

                              a-b    6
                  YIELD = 2[(-----+1)  -1]
                              cd

         where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Portfolio over periods of 1, 5 and 10 years (up to the life of the Portfolio), calculated pursuant to the following formula:

                  p(1+T)(n) = ERV

                  (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Portfolio expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

                  Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Portfolio during the particular time period shown. Yield and total return for the Portfolio will vary based on changes in the market conditions and the level of the Portfolio's expenses, and no reported performance figure should be considered an indication of performance, which may be expected in the future.

                  In connection with communicating its yields or total return to current or prospective shareholders, the Portfolio also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

OTHER PERFORMANCE COMPARISONS


                  The Portfolio may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, and the Russell 2000. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from editorials or articles about the Portfolio or the Portfolio's Sub-Adviser.



                  The Portfolio may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Adviser and may contain information regarding the background, expertise, etc. of the Adviser or the Portfolio's Sub-Adviser. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.


                  In addition, the Portfolio may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of the Portfolio, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Portfolio) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Portfolio. Material may also contain Portfolio holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.


                  The average annual total returns, including sales charges, for shares of the Portfolio for the period from commencement of operations to December 31, 2003, is as follows:



                                              1 Year         5 Year      10 Year     Since Inception    Inception Date
                                              ------         ------      -------     ---------------    --------------
ING VP Worldwide Growth Portfolio(1)(2)        [ ]            N/A          N/A             [ ]              4/28/00



(1) Prior to May 5, 2001, the Portfolio was advised by a different sub-adviser.


(2) Prior to May 5, 2001, the portfolio manager employed different stock selection criteria.

LEGAL COUNSEL

                  Dechert LLP serves as counsel to the Trust. Dechert's address is 1775 I St., NW, Washington, DC 20006-2401.

INDEPENDENT AUDITORS

                  Prior to December 31, 2000, a different firm served as auditor to the Trust. KPMG LLP serves as the independent auditors for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. KPMG LLP is located at 99 High Street, Boston, Massachusetts 02110.

REGISTRATION STATEMENT

                  This SAI and the Prospectus do not contain all the information included in the Portfolio's Registration Statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

FINANCIAL STATEMENTS


                  The Financial Statements and the independent auditors' reports thereon, appearing in the Portfolio's Annual Report for the period ending December 31, 2003, are incorporated by reference into this SAI. The Portfolio's Annual and Semi-Annual Reports are available upon request and without charge by calling 1-800- 992-0180.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

                  Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A -- possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa -- considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

                  Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

                  Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

                  S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         MIG/VMIG Ratings U.S. Short-Term Rating

         In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels -- MIG 1 through MIG 3.

         In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

         In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

         The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

         MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

         MIG 1/VMIG 1

         This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2

         This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         MIG 3/VMIG 3

         This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         SG

         This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

                  Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations, which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

                  PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

                  PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

                  AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                  AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

                  A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

                  BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

                  BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

                  CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

                  D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

                  PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

                  SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                  SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

                  An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

                  A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

                  A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                                    ING FUNDS



                     PROXY VOTING PROCEDURES AND GUIDELINES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003



I.       INTRODUCTION



The following are the Proxy Voting Procedures and Guidelines (the "Procedures and Guidelines") of the ING Funds set forth on Exhibit 1 attached hereto and each portfolio or series thereof (each a "Fund" and collectively, the "Funds"). The purpose of these Procedures and Guidelines is to set forth the process by which each Fund will vote proxies related to the assets in its investment portfolio (the "portfolio securities"). The Procedures and Guidelines have been approved by each of the Funds' Board of Trustees/Directors(1) (each a "Board" and collectively, the "Boards"), including a majority of the independent Trustees/Directors(2) of the Board. These Procedures and Guidelines may be amended only by the Board. The Board shall review these Procedures and Guidelines at its discretion, and make any revisions thereto as deemed appropriate by the Board.



II.      VALUATION AND PROXY VOTING COMMITTEE



The Boards hereby delegate to the Valuation and Proxy Voting Committee of each Board (each a "Committee" and collectively, the "Committees") the authority and responsibility to oversee the implementation of these Procedures and Guidelines, and where applicable, to make determinations on behalf of the Board with respect to the voting of proxies on behalf of each Fund. Furthermore, the Boards hereby delegate to each Committee the authority to review and approve material changes to proxy voting procedures of any Fund's investment adviser (the "Adviser"). The Proxy Voting Procedures of the Adviser are attached hereto as Exhibit 2. Any determination regarding the voting of proxies of each Fund that is made by a Committee, or any member thereof, as permitted herein, shall be deemed to be a good faith determination regarding the voting of proxies by the full Board. Each Committee may rely on the Adviser through the Agent, Proxy Coordinator and/or Proxy Group (as such terms are defined below and in the Adviser's proxy voting procedures) to deal in the first instance with the application of these Procedures and Guidelines. Each Committee shall conduct itself in accordance with its charter.



III.     DELEGATION OF VOTING RESPONSIBILITY



The Board hereby delegates to the Adviser to each Fund the authority and responsibility to vote all


--------

(1) Reference in these Procedures to one or more Funds shall, as applicable, mean those Funds that are under the jurisdiction of the particular Board or Valuation and Proxy Voting Committee at issue. No provision in these Procedures is intended to impose any duty upon the particular Board or Valuation and Proxy Voting Committee with respect to any other Fund.

(2) The independent Trustees/Directors are those Board members who are not "interested persons" within the meaning of Section 2(a)(19) the Investment Company Act of 1940.

proxies with respect to all portfolio securities of each Fund in accordance with then current proxy voting procedures and guidelines that have been approved by the Board. The Board may revoke such delegation with respect to any proxy or proposal, and assume the responsibility of voting any Fund proxy or proxies as it deems appropriate. Non-material amendments to the Procedures and Guidelines may be approved for immediate implementation by the President or Chief Financial Officer of a Fund, subject to ratification at the next regularly scheduled meeting of the Valuation and Proxy Voting Committee.



When a Fund participates in the lending of its securities and the securities are on loan at record date, proxies related to such securities will not be forwarded to the Adviser by the Fund's custodian and therefore will not be voted.



When a Fund is a feeder in a master/feeder structure, proxies for the portfolio securities of the master fund will be voted pursuant to the master fund's proxy voting policies and procedures.




IV.      APPROVAL AND REVIEW OF PROCEDURES



Each Fund's Adviser has adopted proxy voting procedures in connection with the voting of portfolio securities for the Funds as attached hereto in Exhibit 2. The Board hereby approves such procedures. All material changes to such procedures must be approved by the Board or the Valuation and Proxy Voting Committee prior to implementation; however, the President or Chief Financial Officer of a Fund may make such non-material changes as they deem appropriate, subject to ratification by the Board or the Valuation and Proxy Voting Committee at its next regularly scheduled meeting.



V.       VOTING PROCEDURES AND GUIDELINES



The Guidelines which are set forth in Exhibit 3 hereto specify the manner in which the Funds generally will vote with respect to the proposals discussed therein.



         A.       Routine Matters



         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear, they appear to involve unusual or controversial issues, or an Investment Professional recommends a vote contrary to the Guidelines.



         B.       Matters Requiring Case-by-Case Consideration



         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.



         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.

                  1.       Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2.       Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then request that each member of the Proxy Group and each Investment Professional participating in the voting process provide a Conflicts Report (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that a conflict of interest appears to exist with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will then call a meeting of the Valuation and Proxy Voting Committee and forward to such committee all information relevant to their review, including the following materials or a summary thereof: the applicable Procedures and Guidelines, the recommendation of the Agent where applicable, the recommendation of the Investment Professional(s), where applicable, any resources used by the Proxy Group in arriving at its recommendation, the Conflicts Report and any other written materials establishing whether a conflict of interest exists, and findings of Counsel (as such term is defined for purposes of the Adviser's proxy voting procedures).



                  If Counsel determines that there does not appear to be a conflict of interest with respect to any member of the Proxy Group or the relevant Investment Professional(s), the Proxy Coordinator will instruct the Agent to vote the proxy as recommended by the Proxy Group.



                  4.       Referrals to a Fund's Valuation and Proxy Voting
                           Committee



                  A Fund's Valuation and Proxy Voting Committee may consider all recommendations, analysis, research and Conflicts Reports provided to it by the Agent, Proxy Group and/or Investment Professional(s), and any other written materials used to establish whether a conflict of interest exists, in determining how to vote the proxies referred to the Committee. The Committee will instruct the Agent through the Proxy Coordinator how to vote such referred proposals.

                  The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



VI.      CONFLICTS OF INTEREST



In all cases in which a vote has not been clearly determined in advance by the Procedures and Guidelines or for which the Proxy Group recommends a vote contrary to the Procedures and Guidelines, or contrary to the recommendation of the Agent, or where the Procedures and Guidelines are silent and the Agent has made no recommendation, and Counsel has determined that a conflict of interest appears to exist with respect to any member of the Proxy Group or any Investment Professional participating in the voting process, the proposal shall be referred to the Fund's Valuation and Proxy Voting Committee for determination so that the Adviser shall have no opportunity to vote a Fund's proxy in a situation in which it may be deemed to have a conflict of interest.



VII.     REPORTING AND RECORD RETENTION



Beginning in August 2004, on an annual basis, each Fund will post its proxy voting record or a link thereto for the prior one-year period ending on June 30th on the ING Funds website. The proxy voting record posted for any Fund that is a feeder in a master/feeder structure will be that of the master fund. The proxy voting record for each Fund will also be available in the EDGAR database on the SEC's website.

                                    EXHIBIT 1
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                                ING EQUITY TRUST
                                 ING FUNDS TRUST
                           ING INVESTMENT FUNDS, INC.
                               ING INVESTORS TRUST
                               ING MAYFLOWER TRUST
                                ING MUTUAL FUNDS
                              ING PRIME RATE TRUST
                             ING SENIOR INCOME FUND
                          ING VARIABLE INSURANCE TRUST
                           ING VARIABLE PRODUCTS TRUST
                       ING VP EMERGING MARKETS FUND, INC.
                         ING VP NATURAL RESOURCES TRUST
                               USLICO SERIES FUND



Effective as of July 10, 2003


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                                    EXHIBIT 2
                                     TO THE
                                    ING FUNDS
                             PROXY VOTING PROCEDURES



                              ING INVESTMENTS, LLC,
                             DIRECTED SERVICES, INC.
                                       AND
                     ING LIFE INSURANCE AND ANNUITY COMPANY



                             PROXY VOTING PROCEDURES
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 17, 2003



I.       INTRODUCTION



ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company (each an "Adviser" and collectively, the "Advisers") are the investment advisers for the registered investment companies and each series or portfolio thereof (each a "Fund" and collectively, the "Funds") comprising the ING family of funds. As such, the Advisers have been delegated the authority to vote proxies with respect to securities for the Funds over which they have day-to-day portfolio management responsibility.



The Advisers will abide by the proxy voting guidelines adopted by a Fund's respective Board of Directors or Trustees (each a "Board" and collectively, the "Boards") with regard to the voting of proxies unless otherwise provided in the proxy voting procedures adopted by a Fund's Board.



In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



The following are the Proxy Voting Procedures of ING Investments, LLC, Directed Services, Inc. and ING Life Insurance and Annuity Company with respect to the voting of proxies on behalf of their client Funds as approved by the respective Board of each Fund.



Unless otherwise noted, proxies will be voted in all instances.


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II.      ROLES AND RESPONSIBILITIES



         A.       Proxy Coordinator



         The Proxy Coordinator identified in Appendix 1 will assist in the coordination of the voting of each Fund's proxies in accordance with the ING Funds Proxy Voting Procedures and Guidelines ("Procedures and Guidelines"). The Proxy Coordinator is authorized to direct the Agent to vote a Fund's proxy in accordance with the Procedures and Guidelines unless the Proxy Coordinator receives a recommendation from an Investment Professional (as described below) to vote contrary to the Procedures and Guidelines. In such event, the Proxy Coordinator will call a meeting of the Proxy Group.



         B.       Agent



         An independent proxy voting service (the "Agent"), as approved by the Board of each Fund, shall be engaged to assist in the voting of Fund proxies through the provision of vote analysis, implementation, recordkeeping and disclosure services. The Agent is responsible for coordinating with the Funds' custodians to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. To the extent applicable, the Agent is required to vote and/or refer all proxies in accordance with these Procedures. The Agent will retain a record of all proxy votes handled by the Agent. Such record must reflect all the information required to be disclosed in a Fund's Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to the Adviser upon request.



         The Agent shall be instructed to vote all proxies in accordance with the ING Funds' Guidelines, except as otherwise instructed through the Proxy Coordinator by the Adviser's Proxy Group, or a Fund's Valuation and Proxy Voting Committee.



         The Agent shall be instructed to obtain all proxies from the Funds' custodians and to review each proxy proposal against the Guidelines. The Agent also shall be requested to call the Proxy Coordinator's attention to specific proxy proposals that although governed by the Guidelines appear to involve unusual or controversial issues.



         C.       Proxy Group



         The Adviser shall establish a Proxy Group (the "Proxy Group") which shall assist in the review of the Agent's recommendations when a proxy voting issue is referred to the Group through the Proxy Coordinator. The members of the Proxy Group, which may include employees of the Advisers' affiliates, are identified in Appendix 1, as may be amended from time at the Advisers' discretion.



         A minimum of four (4) members of the Proxy Group (or three (3) if one member of the quorum is either the Fund's Chief Investment Risk Officer or Chief Financial Officer) shall constitute a quorum for purposes of taking action at any meeting of the Group. The vote of a simple majority of the members present and voting shall determine any matter submitted to a vote. The Proxy Group may meet in person or by telephone. The Proxy Group also may take action via electronic mail in lieu of a meeting, provided that each Group member has received a copy of any relevant electronic mail transmissions circulated by each other participating Group member prior to voting and provided that the Proxy Coordinator follows the directions of a majority of a quorum (as defined above) responding via electronic mail. For all votes taken in person or by telephone or teleconference, the vote shall be taken outside the presence of any person other than the members of the Proxy Group.



         A meeting of the Proxy Group will be held whenever the Proxy Coordinator receives a recommendation from an Investment Professional to vote a Fund's proxy contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation with respect to a vote on a proposal.



         For each proposal referred to the Proxy Group, it will review (1) the Procedures and Guidelines, (2) the recommendation of the Agent, if any,
         (3) the recommendation of the Investment Professional(s) and (4) any other resources that the Proxy Group deems appropriate to aid in a determination of a recommendation.



         If the Proxy Group recommends that a Fund vote in accordance with the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Coordinator to so advise the Agent.



         If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, it shall follow the procedures for such voting as established by a Fund's Board.



         D.       Investment Professionals



         The Funds' Advisers, sub-advisers and/or portfolio managers (referred to herein as "Investment Professionals") may be asked to submit a recommendation to the Proxy Group regarding the voting of proxies related to the portfolio securities over which they have day-to-day portfolio management responsibility. The Investment Professionals may accompany their recommendation with any other research materials that they deem appropriate.



III.     VOTING PROCEDURES



         A. In all cases, the Adviser shall follow the voting procedures as set forth in the Procedures and Guidelines of the Fund on whose behalf the Adviser is exercising delegated authority to vote.



         B.       Routine Matters



         The Agent shall be instructed to submit a vote in accordance with the Guidelines where such Guidelines provide a clear "For", "Against" or "Abstain" on a proposal. However, the Agent shall be directed to refer proxy proposals to the Proxy Coordinator for instructions as if it were a matter requiring case-by-case consideration under circumstances where the application of the Guidelines is unclear.



         C.       Matters Requiring Case-by-Case Consideration



         The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Coordinator where the Guidelines have noted a "case-by-case" consideration.


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


         Upon receipt of a referral from the Agent, the Proxy Coordinator may solicit additional research from the Agent, Investment Professional(s), as well as from any other source or service.



         The Proxy Coordinator will forward the Agent's analysis and recommendation and/or any research obtained from the Investment Professional(s), the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent and/or Investment
         Professional(s), as it deems necessary.



                  1.  Votes in Accordance with Agent Recommendation



                  In the event the Proxy Group recommends a vote in accordance with the Agent's recommendation, the Proxy Group will instruct the Agent, through the Proxy Coordinator, to vote in accordance with the Agent's recommendation.



                  2.  Non-Votes



                  The Proxy Group may recommend that a Fund refrain from voting under the following circumstances: (1) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant or (2) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies. In such instances, the Proxy Group may instruct the Agent, through the Proxy Coordinator, not to vote such proxy.



                  3. Votes Contrary to Procedures and Guidelines, or Agent Recommendation, where applicable, or Where No Recommendation is Provided by Agent.



                  If the Proxy Group recommends that a Fund vote contrary to the Procedures and Guidelines, or the recommendation of the Agent, where applicable, or if the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will then implement the procedures for handling such votes as adopted by the Fund's Board.



                  4. The Proxy Coordinator will maintain a record of all proxy questions that have been referred to a Fund's Valuation and Proxy Voting Committee, all applicable recommendations, analysis, research and Conflicts Reports.



IV.      CONFLICTS OF INTEREST



In connection with their participation in the voting process for portfolio securities, each member of the Proxy Group and each Investment Professional participating in the voting process must act solely in the best interests of the beneficial owners of the applicable Fund. The members of the Proxy Group may not subordinate the interests of the Fund's beneficial owners to unrelated objectives.



For all matters for which the Proxy Group recommends a vote contrary to Procedures and Guidelines, or the recommendation of the Agent, where applicable, or where the Agent has made no recommendation and the Procedures and Guidelines are silent, the Proxy Coordinator will implement the procedures for handling such votes as adopted by the Fund's Board, including completion of such Conflicts Reports as may be required under the Fund's procedures. Completed Conflicts Reports shall be provided to the Proxy Coordinator within two (2) business days. Such Conflicts Report should describe any known conflicts of either a business or personal nature, and set forth any contacts with respect to the referral item with non-investment personnel in its organization or with outside parties (except for routine communications from proxy solicitors). The Conflicts Report should also include written confirmation


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


that any recommendation from an Investment Professional provided under circumstances where a conflict of interest exists was made solely on the investment merits and without regard to any other consideration.



The Proxy Coordinator shall forward all Conflicts Reports to a member of the mutual funds practice group of ING US Legal Services ("Counsel") for review. Counsel shall review each report and provide the Proxy Coordinator with a brief statement regarding whether or not a material conflict of interest is present. Matters as to which a conflict of interest is deemed to be present shall be handled as provided in the Fund's Procedures and Guidelines.



V.       REPORTING AND RECORD RETENTION



The Adviser shall maintain the records required by Rule 204-2(c)(2), as may be amended from time to time, including the following: (1) A copy of each proxy statement received regarding a Fund's portfolio securities. Such proxy statements received from issuers are available either in the SEC's EDGAR database or are kept by the Agent and are available upon request. (2) A record of each vote cast on behalf of a Fund. (3) A copy of any document created by the Adviser that was material to making a decision how to vote a proxy, or that memorializes the basis for that decision. (4) A copy of written requests for Fund proxy voting information and any written response thereto or to any oral request for information on how the Adviser voted proxies on behalf of a Fund. All proxy voting materials and supporting documentation will be retained for a minimum of six (6) years.


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


                                   APPENDIX 1
                                     TO THE
                        ADVISERS' PROXY VOTING PROCEDURES



PROXY GROUP FOR REGISTERED INVESTMENT COMPANY CLIENTS OF ING INVESTMENTS, LLC, DIRECTED SERVICES, INC. AND ING LIFE INSURANCE AND ANNUITY COMPANY:



         NAME                                   TITLE OR AFFILIATION
Stanley D. Vyner          Chief Investment Risk Officer and Executive Vice President of ING
                          Investments, LLC

Karla J. Bos              Acting Proxy Coordinator

Kimberly A. Anderson      Senior Vice President and Assistant Secretary, of ING Investments, LLC

Maria Anderson            Assistant Vice President - Manager Fund Compliance of ING Funds Services,
                          LLC

Michael J. Roland         Executive Vice President and Chief Financial Officer of ING Investments, LLC

Todd Modic                Vice President of Financial Reporting - Fund Accounting of ING Funds
                          Services, LLC

Megan L. Dunphy, Esq.     Counsel, ING Americas US Legal Services

Theresa K. Kelety, Esq.   Counsel, ING Americas US Legal Services



Effective as of November 17, 2003


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


                                    EXHIBIT 3
                                     TO THE
                        ING FUNDS PROXY VOTING PROCEDURES



                    PROXY VOTING GUIDELINES OF THE ING FUNDS
                          Effective as of July 10, 2003
                As amended August 21, 2003 and November 11, 2003



I.       INTRODUCTION



The following is a statement of the proxy voting Guidelines that have been adopted by the respective Boards of Directors or Trustees of each Fund.



Proxies must be voted in the best interest of the Fund. The Guidelines summarize the Funds' positions on various issues of concern to investors, and give a general indication of how Fund portfolio securities will be voted on proposals dealing with particular issues. The Guidelines are not exhaustive and do not include all potential voting issues.



The Advisers, in exercising their delegated authority, will abide by the Guidelines as outlined below with regard to the voting of proxies except as otherwise provided in the Procedures. In voting proxies, the Advisers are guided by general fiduciary principles. Each must act prudently, solely in the interest of the beneficial owners of the Funds it manages. The Advisers will not subordinate the interest of beneficial owners to unrelated objectives. Each Adviser will vote proxies in the manner that it believes will do the most to maximize shareholder value.



II.      GUIDELINES



The following Guidelines are grouped according to the types of proposals generally presented to shareholders of U.S. issuers: Board of Directors, Proxy Contests, Auditors, Proxy Contest Defenses, Tender Offer Defenses, Miscellaneous Governance Provisions, Capital Structure, Executive and Director Compensation, State of Incorporation, Mergers and Corporate Restructurings, Mutual Fund Proxies and Social and Environmental Issues. An additional section addresses proposals most frequently found in Global Proxies.



In all cases where "case-by-case" consideration is noted, it shall be the policy of the Funds to vote in accordance with the recommendation provided by the Funds' Agent, Institutional Shareholder Services, Inc. Such policy may be overridden in any case pursuant to the procedures outlined herein.



1.       THE BOARD OF DIRECTORS



VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS



Votes on director nominees should be made on a CASE-BY-CASE basis.



SEPARATING CHAIRMAN AND CEO


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Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately.



PROPOSALS SEEKING A MAJORITY OF INDEPENDENT DIRECTORS



Evaluate on a CASE-BY-CASE basis shareholder proposals asking that a majority of directors be independent. Vote for shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors.



STOCK OWNERSHIP REQUIREMENTS



Generally, vote AGAINST shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.



TERM OF OFFICE



Generally, vote AGAINST shareholder proposals to limit the tenure of outside directors.



AGE LIMITS



Generally, vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.



DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION



Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard. Vote against proposals to limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care. Vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness. Vote for only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if:




         (1) The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and



         (2)      Only if the director's legal expenses would be covered.



2.       PROXY CONTESTS



VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS



Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis.



REIMBURSE PROXY SOLICITATION EXPENSES



Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



3.       AUDITORS



RATIFYING AUDITORS



Generally, vote FOR proposals to ratify auditors.



NON-AUDIT SERVICES



Consider on a CASE-BY-CASE basis proposals to approve auditors when total non-audit fees exceed the total of audit fees, audit-related fees and permissible tax fees.



AUDITOR INDEPENDENCE



Generally, vote AGAINST shareholder proposals asking companies to prohibit their auditors from engaging in non-audit services (or capping the level of non-audit services).


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AUDIT FIRM ROTATION (SHAREHOLDER PROPOSALS):



Generally, vote AGAINST shareholder proposals asking for mandatory audit firm rotation.



4.       PROXY CONTEST DEFENSES



BOARD STRUCTURE: STAGGERED VS. ANNUAL ELECTIONS



Generally, vote AGAINST proposals to classify the board.



Generally, vote FOR proposals to repeal classified boards and to elect all directors annually.



SHAREHOLDER ABILITY TO REMOVE DIRECTORS



Generally, vote AGAINST proposals that provide that directors may be removed only for cause.



Generally, vote FOR proposals to restore shareholder ability to remove directors with or without cause.



Generally, vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.



Generally, vote FOR proposals that permit shareholders to elect directors to fill board vacancies.



CUMULATIVE VOTING



Generally, vote AGAINST proposals to eliminate cumulative voting.



Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.



SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS



Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.



Generally, vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.



SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT



Generally, vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.



Generally, vote FOR proposals to allow or make easier shareholder action by written consent.



SHAREHOLDER ABILITY TO ALTER THE SIZE OF THE BOARD



Review on a CASE-BY-CASE basis proposals that seek to fix the size of the board.



Review on a CASE-BY-CASE basis proposals that give management the ability to alter the size of the board without shareholder approval.



5.       TENDER OFFER DEFENSES



POISON PILLS



Generally, vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.



Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill.



Review on a CASE-BY-CASE basis management proposals to ratify a poison pill.



FAIR PRICE PROVISIONS



Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis.



Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.


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GREENMAIL



Generally, vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.



Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.



PALE GREENMAIL



Review on a CASE-BY-CASE basis restructuring plans that involve the payment of pale greenmail.



UNEQUAL VOTING RIGHTS



Generally, vote AGAINST dual-class exchange offers.



Generally, vote AGAINST dual-class recapitalizations.



Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws



Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.



Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.



SUPERMAJORITY SHAREHOLDER VOTE REQUIREMENT TO APPROVE MERGERS



Generally, vote AGAINST management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.



Generally, vote FOR shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.



White Squire Placements



Generally, vote FOR shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.



6.       MISCELLANEOUS GOVERNANCE PROVISIONS



CONFIDENTIAL VOTING



Generally, vote FOR shareholder proposals that request companies to adopt confidential voting, use independent tabulators, and use independent inspectors of election as long as the proposals include clauses for proxy contests as follows:



         - In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy.



         -        If the dissidents agree, the policy remains in place.



         - If the dissidents do not agree, the confidential voting policy is waived.
                  Generally, vote FOR management proposals to adopt confidential voting.



EQUAL ACCESS



Generally, vote FOR shareholder proposals that would allow significant company shareholders (defined as those holding more than $5 million in securities of the company in question) equal access to management's proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.



BUNDLED PROPOSALS



Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.


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SHAREHOLDER ADVISORY COMMITTEES



Review on a CASE-BY-CASE basis proposals to establish a shareholder advisory committee.



7.       CAPITAL STRUCTURE



COMMON STOCK AUTHORIZATION



Review proposals to increase the number of shares of common stock authorized for issue on a CASE-BY-CASE basis.



Generally, vote AGAINST proposals to increase the number of authorized shares of the class of stock that has superior voting rights in companies that have dual-class capitalization structures.



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS



Generally, vote FOR management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.



REVERSE STOCK SPLITS



Consider on a CASE-BY-CASE basis management proposals to implement a reverse stock split.



PREFERRED STOCK



Generally, vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock). Generally, vote FOR proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense.



Generally, vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.



Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.



SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK



Generally, vote FOR shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.



ADJUSTMENTS TO PAR VALUE OF COMMON STOCK



Generally, vote FOR management proposals to reduce the par value of common stock.



PREEMPTIVE RIGHTS



Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company and the characteristics of its shareholder base.



Debt Restructurings



Review on a CASE-BY-CASE basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan.


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SHARE REPURCHASE PROGRAMS



Generally, vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.



TRACKING STOCK



Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis.



8.       EXECUTIVE AND DIRECTOR COMPENSATION



Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis.



MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS



Generally, vote AGAINST management proposals seeking approval to reprice options.



DIRECTOR COMPENSATION



Votes on stock-based plans for directors are made on a CASE-BY-CASE basis.



EMPLOYEE STOCK PURCHASE PLANS



Votes on employee stock purchase plans should be made on a CASE-BY-CASE basis.



OBRA-Related Compensation Proposals:



     AMENDMENTS THAT PLACE A CAP ON ANNUAL GRANTS OR AMEND ADMINISTRATIVE
     FEATURES



     Generally, vote FOR plans that simply amend shareholder-approved plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m) of OBRA.



     AMENDMENTS TO ADD PERFORMANCE-BASED GOALS



     Generally, vote FOR amendments to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) of OBRA.



     AMENDMENTS TO INCREASE SHARES AND RETAIN TAX DEDUCTIONS UNDER OBRA



     Votes on amendments to existing plans to increase shares reserved and to qualify the plan for favorable tax treatment under the provisions of
     Section 162(m) should be evaluated on a CASE-BY-CASE basis.



     APPROVAL OF CASH OR CASH-AND-STOCK BONUS PLANS



     Generally, vote FOR cash or cash-and-stock bonus plans to exempt the compensation from taxes under the provisions of Section 162(m) of OBRA.



SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY



Generally, vote FOR shareholder proposals that seek additional disclosure of executive and director pay information.



Review on a CASE-BY-CASE basis all other shareholder proposals that seek to limit executive and director pay.



GOLDEN AND TIN PARACHUTES



Generally, vote FOR shareholder proposals to have golden and tin parachutes submitted for shareholder ratification.



Review on a CASE-BY-CASE basis all proposals to ratify or cancel golden or tin parachutes.


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EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)



Generally, vote FOR proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is "excessive" (i.e., generally greater than five percent of outstanding shares).



401(K) EMPLOYEE BENEFIT PLANS



Generally, vote FOR proposals to implement a 401(k) savings plan for employees.



EXPENSING OF STOCK OPTIONS



Consider shareholder proposals to expense stock options on a CASE-BY-CASE basis.



9.       STATE OF INCORPORATION



VOTING ON STATE TAKEOVER STATUTES



Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).



VOTING ON REINCORPORATION PROPOSALS



Proposals to change a company's state of incorporation should be examined on a CASE-BY-CASE basis.



10.      MERGERS AND CORPORATE RESTRUCTURINGS



MERGERS AND ACQUISITIONS



Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis.



CORPORATE RESTRUCTURING



Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spinoffs, liquidations, and asset sales should be considered on a CASE-BY-CASE basis.



SPINOFFS



Votes on spinoffs should be considered on a CASE-BY-CASE basis.



ASSET SALES



Votes on asset sales should be made on a CASE-BY-CASE basis.



LIQUIDATIONS



Votes on liquidations should be made on a CASE-BY-CASE basis.



ADJOURNMENT



Generally, vote FOR proposals to adjourn a meeting to provide additional time for vote solicitation when the primary proposal is also voted FOR.



APPRAISAL RIGHTS



Generally, vote FOR proposals to restore, or provide shareholders with, rights of appraisal.



CHANGING CORPORATE NAME



Generally, vote FOR changing the corporate name.


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11.      MUTUAL FUND PROXIES



ELECTION OF DIRECTORS



Vote the election of directors on a CASE-BY-CASE basis.



CONVERTING CLOSED-END FUND TO OPEN-END FUND



Vote conversion proposals on a CASE-BY-CASE basis.



PROXY CONTESTS



Vote proxy contests on a CASE-BY-CASE basis.



INVESTMENT ADVISORY AGREEMENTS



Vote the investment advisory agreements on a CASE-BY-CASE basis.



APPROVING NEW CLASSES OR SERIES OF SHARES



Generally, vote FOR the establishment of new classes or series of shares.



PREFERRED STOCK PROPOSALS



Vote the authorization for or increase in preferred shares on a CASE-BY-CASE basis.



1940 ACT POLICIES



Vote these proposals on a CASE-BY-CASE basis.



CHANGING A FUNDAMENTAL RESTRICTION TO A NONFUNDAMENTAL RESTRICTION



Vote these proposals on a CASE-BY-CASE basis.



CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL



Generally, vote AGAINST proposals to change a fund's fundamental investment objective to nonfundamental.



NAME RULE PROPOSALS



Vote these proposals on a CASE-BY-CASE basis.



DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION



Vote these proposals on a CASE-BY-CASE basis.



CHANGES TO THE CHARTER DOCUMENT



Vote changes to the charter document on a CASE-BY-CASE basis.



CHANGING THE DOMICILE OF A FUND



Vote reincorporations on a CASE-BY-CASE basis.



CHANGE IN FUND'S SUBCLASSIFICATION



Vote these proposals on a CASE-BY-CASE basis.



AUTHORIZING THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER APPROVAL



Generally, vote FOR these proposals.

DISTRIBUTION AGREEMENTS



Vote these proposals on a CASE-BY-CASE basis.



MASTER-FEEDER STRUCTURE



Generally, vote FOR the establishment of a master-feeder structure.



CHANGES TO THE CHARTER DOCUMENT



Vote changes to the charter document on a CASE-BY-CASE basis.



MERGERS



Vote merger proposals on a CASE-BY-CASE basis.



ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT



Generally, vote AGAINST shareholder proposals for the establishment of a director ownership requirement.



REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED



Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis.



TERMINATE THE INVESTMENT ADVISOR



Vote to terminate the investment advisor on a CASE-BY-CASE basis.



12.      SOCIAL AND ENVIRONMENTAL ISSUES



These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.



In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.



13.      GLOBAL PROXIES



While a number of the foregoing Guidelines may be applied to both U.S. and global proxies, the following provide for the differing regulatory and legal requirements, market practices and political and economic systems existing in various global markets.



ROUTINE MANAGEMENT PROPOSALS



Generally, vote FOR the following and other similar routine management proposals:



         -        the opening of the shareholder meeting



         - that the meeting has been convened under local regulatory requirements



         -        the presence of quorum



         -        the agenda for the shareholder meeting



         -        the election of the chair of the meeting



         - the appointment of shareholders to co-sign the minutes of the meeting



         -        regulatory filings (e.g., to effect approved share issuances)



         - the designation of inspector or shareholder representative(s) of minutes of meeting



         - the designation of two shareholders to approve and sign minutes of meeting



         -        the allowance of questions

         -        the publication of minutes



         -        the closing of the shareholder meeting



DISCHARGE OF MANAGEMENT/SUPERVISORY BOARD MEMBERS



Generally, vote FOR management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company's auditors or directors or legal action is being taken against the board by other shareholders.



DIRECTOR REMUNERATION



Consider director compensation plans on a CASE-BY-CASE basis. Generally, vote FOR proposals to approve the remuneration of directors as long as the amount is not excessive and there is no evidence of abuse.



APPROVAL OF FINANCIAL STATEMENTS AND DIRECTOR AND AUDITOR REPORTS



Generally, vote FOR management proposals seeking approval of financial accounts and reports, unless there is concern about the company's financial accounts and reporting.



REMUNERATION OF AUDITORS



Generally, vote FOR proposals to authorize the board to determine the remuneration of auditors, unless there is evidence of excessive compensation relative to the size and nature of the company.



INDEMNIFICATION OF AUDITORS



Generally, vote AGAINST proposals to indemnify auditors.



ALLOCATION OF INCOME AND DIVIDENDS



Generally, vote FOR management proposals concerning allocation of income and the distribution of dividends, unless the amount of the distribution is consistently and unusually small or large.



STOCK (SCRIP) DIVIDEND ALTERNATIVES



Generally, vote FOR most stock (scrip) dividend proposals, but vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.



DEBT ISSUANCE REQUESTS



When evaluating a debt issuance request, the issuing company's present financial situation is examined. The main factor for analysis is the company's current debt-to-equity ratio, or gearing level. A high gearing level may incline markets and financial analysts to downgrade the company's bond rating, increasing its investment risk factor in the process. A gearing level up to 100 percent is considered acceptable.



Generally, vote FOR debt issuances for companies when the gearing level is between zero and 100 percent. Review on a CASE-BY-CASE basis proposals where the issuance of debt will result in the gearing level being greater than 100 percent, comparing any such proposed debt issuance to industry and market standards.



FINANCING PLANS



Generally, vote FOR the adoption of financing plans if they are in the best economic interests of shareholders.



RELATED PARTY TRANSACTIONS

Consider related party transactions on a CASE-BY-CASE basis. Generally, vote FOR approval of such transactions unless the agreement requests a strategic move outside the company's charter or contains unfavorable terms.



CAPITALIZATION OF RESERVES



Generally, vote FOR proposals to capitalize the company's reserves for bonus issues of shares or to increase the par value of shares.



ARTICLE AMENDMENTS



Review on a CASE-BY-CASE basis all proposals seeking amendments to the articles of association.



Generally, vote FOR an article amendment if:



         -        it is editorial in nature;



         -        shareholder rights are protected;



         -        there is negligible or positive impact on shareholder value;



         -        management provides adequate reasons for the amendments; and



         -        the company is required to do so by law (if applicable).

                                     PART C
                                OTHER INFORMATION

ITEM 23.             EXHIBITS

    (a)        (1)   Trust Instrument - previously filed as an Exhibit to
                     Pre-Effective Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

               (2) Certificate of Amendment - previously filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on April 27, 2001 and incorporated herein by reference.

               (3) Form of Certificate of Amendment and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

               (4) Certificate of Amendment of Declaration of Trust - previously filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

               (5) Establishment and Designation of Series of Shares of Beneficial Interest (ING Get U.S. Core Series 3) -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (6) Establishment and Designation of Series of Shares of Beneficial Interest (ING Get U.S. Core Series 4) -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

    (b) By-Laws of Registrant - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

    (c) The rights of holders of the securities being registered are set out in Articles II, VII, IX and X of the Declaration of Trust referenced in Exhibit (a) above and in Articles IV, VI and XIII of the By-Laws referenced in Exhibit (b) above.

    (d)        (1)   Investment Management Agreement between Registrant and
                     ING Mutual Funds Management Co. LLC - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's
                     Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

               (2) Sub-Advisory Agreement between ING Mutual Funds Management Co. LLC and ING Investment Management Advisors B.V. - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

               (3) Investment Management Agreement between Registrant and ING Pilgrim Investments, LLC - previously filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N1-A on April 18, 2002 and incorporated herein by reference.

                     (i) Amended and Restated Schedule 1 to the Management Agreement between Registrant and ING Investments, LLC -- previously filed as an Exhibit to Post

ITEM 23.             EXHIBITS

                          Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                     (ii) Amended and Restated Schedule 1 dated August 21, 2003 to the Management Agreement between Registrant and ING Investments, LLC (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (4) Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - to be filed by subsequent Amendment.

                     (i) Amended Schedule A to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (5) First Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., effective July 11, 2003 - to be filed by subsequent Amendment.

               (6) Second Amendment to the Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., effective September 1, 2003 - to be filed by subsequent Amendment.

    (e)        (1)   Distribution Agreement between Registrant and ING Funds
                     Distributor, LLC (formerly ING Funds Distributor, Inc.) - previously filed as an Exhibit to Post Effective Amendment
                     No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                     (i) Amended Schedule A to Distribution Agreement between Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

    (f)              None.

    (g)        (1)   Custody Agreement between Bank of New York and Registrant, dated January 6, 2003. - to be filed by subsequent
                     Amendment.

                     (i) Amended Exhibit A to Custody Agreement between Registrant and Bank of New York. - to be filed by subsequent Amendment.

               (2) Foreign Custody Manager Agreement between Bank of New York and Registrant - previously filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                     (i) Amended Exhibit A to Foreign Custody Manager Agreement between Registrant and Bank of New York. - to be filed by subsequent Amendment.

               (3) Securities Lending Agreement and Guaranty between Investment Company and the Bank of New York (BNY), dated August 7, 2003. - to be filed by subsequent Amendment.

                     (i) Amended Exhibit A with respect to the Securities Lending Agreement and Guaranty - to be filed by subsequent Amendment.

ITEM 23.             EXHIBITS

    (h)        (1)   Fund Services Agreement between Registrant and ING Fund
                     Services Co. LLC. - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration
                     Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

               (2) Form of Services Agreement between ING Fund Services Co. LLC and PFPC Inc. - previously filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

               (3) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

               (4) Participation Agreement among Equitable Life Insurance Company of Iowa, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

               (5) Participation Agreement among First Golden American Life Insurance Company of New York, the Registrant, ING Mutual Funds Management Co. LLC and ING Fund Distributor, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on May 18, 2000 and incorporated herein by reference.

               (6) Accounting Agency Agreement between Registrant and Brown, Brothers Harriman & Co. - previously filed as an Exhibit to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A on April 18, 2002 and incorporated herein by reference.

               (7) Administration Agreement between Registrant and ING Funds Services, LLC - previously filed as an Exhibit to Post Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on May 29, 2003 and incorporated herein by reference.

                     (i) Amended Schedule A to Administration Agreement between Registrant and ING Funds Services, LLC (ING GET U.S. Core Series 3 and 4) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (8) Restated Expense Limitation Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, INC.
                     - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

ITEM 23.             EXHIBITS

                     (i) Amended Schedule A to the Restated Expense Limitation Agreement between Registrant, ING Investments, LLC and Aeltus Investment Management, Inc. (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

               (9) Fund Accounting Agreement between Registrant and Bank of New York - - to be filed by subsequent Amendment.

                     (i) Form of Amended Exhibit A to Fund Accounting Agreement between Registrant and Bank of New York (ING GET U.S. Core Series 3 and 4) - Filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

              (10) Agency Agreement between Registrant and DST Systems, Inc. - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

                     (i) Amended and Restated Exhibit A to Agency Agreement between Registrant and DST Systems, Inc. (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

    (i)        (1)   Opinion and Consent of Paul, Weiss, Rifkind, Wharton &
                     Garrison regarding the legality of the securities being issued - Filed as an Exhibit to Pre-Effective Amendment No.
                     1 to Registrant's Registration Statement on Form N-1A on
                     April 11, 2000 and incorporated herein by reference.

               (2) Opinion and consent of counsel - to be filed by subsequent Amendment.

    (j)        (1)   Consent of independent auditors -- to be filed by
                     subsequent Amendment.

    (k)              None.

    (l) Form of Purchase Agreement. - Filed as an Exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A on April 11, 2000 and incorporated herein by reference.

    (m)        (1)   Rule l2b-l Distribution Plan and Agreement - previously
                     filed as an Exhibit to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A on
                     April 27, 2001 and incorporated herein by reference.

               (2) 12b-l Distribution Plan and Agreement - previously filed as an exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 29, 2003 and incorporated herein by reference.

                     (i) Amended Schedule A with respect to Distribution Plan. (ING GET U.S. Core Series 3 and 4) - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

    (n)              None.

    (p)        (1)   ING Funds and Advisers Code of Ethics - to be filed by
                     subsequent Amendment.

ITEM 23.             EXHIBITS


               (2) Aeltus Investment Management, Inc. Code of Ethics - previously filed as an Exhibit to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N1-A on December 8, 2003 and incorporated herein by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

                  None.

ITEM 25. INDEMNIFICATION.

         Reference is made to Article IX of Registrants By-Laws and paragraphs
         1.11 of the Distribution Agreement.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.

         In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under circumstances.

         Section 12 of the Investment Management Agreement with ING Investments, LLC (formerly ING Pilgrim Investments, LLC) and Section 9 of the Sub-Advisory Agreement with ING Investment Management Advisors B.V. and ING Investment Management LLC, Section 1.11 of the Distribution Agreement between the Registrant and ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), and Section 20 of the Distribution Agreement between the Registrant and ING Pilgrim Securities, Inc. limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

         The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

(a) Information as to the directors and officers of the Investment Manager, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by the directors and officers of the Investment Manager in the last two years, is included in its application for registration as an investment adviser on Form ADV (File No. 801-48282) filed under the Investment Advisers Act of 1940 and is incorporated herein by reference thereto.

ITEM 27.  PRINCIPAL UNDERWRITER

(a) ING Funds Distributor, LLC is the principal underwriter for ING Mutual Funds; ING Funds Trust; ING Equity Trust; ING Investment Funds, Inc.; ING Prime Rate Trust; ING Mayflower Trust; ING Senior Income Fund; ING Series Fund, Inc.; ING Variable Products Trust; ING VP Emerging Markets Fund, Inc.; ING VP Natural Resources Trust; ING Variable Insurance Trust; USLICO Series Fund; ING VP Balanced Portfolio, Inc.; ING Variable Portfolios, Inc.; ING Variable Funds; ING VP Bond Portfolio; ING VP Money Market Portfolio; ING Strategic Allocation Portfolios, Inc. and ING GET Fund.

(b)      Not applicable.

(c)      Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

                  a. ING Variable Insurance Trust, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

                  b. ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (records of prior investment manager) and 230 Park Avenue, New York, NY 10169 (records of prior investment manager relating to its UIT business)

                  c. ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.), 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258 (records of principal underwriter)

                  d. ING Investment Management Advisors B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as former investment sub-adviser for ING VP Worldwide Growth Portfolio and ING VP Global Technology Portfolio)

                  e. ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as former investment sub-adviser for ING VP High Yield Bond Portfolio)

                           State Street Bank Trust Company, 801 Pennsylvania Street, Kansas City, MO 64105 (records relating to its functions as custodian for ING VP High Yield Bond Portfolio)

                  g. ING Investments, LLC, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258

                  h. DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

                  i. The Bank of New York, One Wall Street, New York, NY 10286 (records relating to its functions as custodian)

                  j. Aeltus Investment Management, Inc. (ING Aeltus), 10 State House Square, Hartford, Connecticut 06103-3602 (relating to its function as Sub-Adviser)

ITEM 29.  MANAGEMENT SERVICES

                  Not applicable.

ITEM 30.  UNDERTAKINGS

                  Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post- Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 27th day of February, 2004.


                                              ING VARIABLE INSURANCE TRUST

                                               By:   /s/ Huey P. Falgout, Jr.
                                                    ---------------------------
                                                     Huey P. Falgout, Jr.
                                                     Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

             SIGNATURE                         TITLE                          DATE
             ---------                         ------                         ----
___________________________________     Trustee and Chairman             February 27, 2004
          John G. Turner*

                                        President and Chief Executive    February 27, 2004
___________________________________     Officer
         James M. Hennessy*
                                        Executive Vice President and     February 27, 2004
___________________________________     Principal Financial Officer
         Michael J. Roland*

___________________________________     Trustee                          February 27, 2004
          Paul S. Doherty*

___________________________________     Trustee                          February 27, 2004
         J. Michael Earley*

___________________________________     Trustee                          February 27, 2004
       R. Barbara Gitenstein*

___________________________________     Trustee                          February 27, 2004
        Walter H. May, Jr.*

___________________________________     Trustee                          February 27, 2004
        Thomas J. McInerney*

___________________________________     Trustee                          February 27, 2004
            Jock Patton*

___________________________________     Trustee                          February 27, 2004
         David W.C. Putnam*

___________________________________     Trustee                          February 27, 2004
          Blaine E. Rieke*

___________________________________     Trustee                          February 27, 2004
         Roger B. Vincent*

___________________________________     Trustee                          February 27, 2004
       Richard A. Wedemeyer*

*By:  /s/ Huey P. Falgout, Jr.
      ------------------------
            Huey P. Falgout, Jr.

                  Attorney-in-Fact**

** Powers of Attorney for each Trustee, James Hennessy and Michael Roland are filed herein.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:




REGISTRANT                                1933 ACT SEC FILING #      1940 ACT SEC FILING #
ING Investors Trust                       33-23512                   811-5629
ING Equity Trust                          333-56881                  811-8817
ING Funds Trust                           333-59745                  811-8895
ING Investment Funds, Inc.                002-34552                  811-1939
ING Mayflower Trust                       33-67852                   811-7978
ING Mutual Funds                          33-56094                   811-7428
ING Variable Insurance Trust              333-83071                  811-9477
ING Variable Products Trust               33-73140                   811-8220
ING VP Emerging Markets Fund, Inc.        33-73520                   811-8250
ING VP Natural Resources Trust            33-26116                   811-5710
USLICO Series Fund                        33-20957                   811-05451
ING Prime Rate Trust                      333-68239 ($5 mil)         811-5410
                                          333-61831 ($25 mil)        811-5410
ING Senior Income Fund                    333-54910                  811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Roger B.Vincent
----------------------------------
Roger B.Vincent, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                   1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                          33-23512                                  811-5629
ING Equity Trust                             333-56881                                 811-8817
ING Funds Trust                              333-59745                                 811-8895
ING Investment Funds, Inc.                   002-34552                                 811-1939
ING Mayflower Trust                          33-67852                                  811-7978
ING Mutual Funds                             33-56094                                  811-7428
ING Variable Insurance Trust                 333-83071                                 811-9477
ING Variable Products Trust                  33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.           33-73520                                  811-8250
ING VP Natural Resources Trust               33-26116                                  811-5710
USLICO Series Fund                           33-20957                                  811-05451
ING Prime Rate Trust                         333-68239 ($5 mil)                        811-5410
                                             333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                       333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Paul S. Doherty
---------------------------------
Paul S. Doherty, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                  1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                         33-23512                          811-5629
ING Equity Trust                            333-56881                         811-8817
ING Funds Trust                             333-59745                         811-8895
ING Investment Funds, Inc.                  002-34552                         811-1939
ING Mayflower Trust                         33-67852                          811-7978
ING Mutual Funds                            33-56094                          811-7428
ING Variable Insurance Trust                333-83071                         811-9477
ING Variable Products Trust                 33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.          33-73520                          811-8250
ING VP Natural Resources Trust              33-26116                          811-5710
USLICO Series Fund                          33-20957                          811-05451
ING Prime Rate Trust                        333-68239 ($5 MIL)                811-5410
                                            333-61831 ($25 MIL)               811-5410
ING Senior Income Fund                      333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ Walter H. May
------------------------------
    Walter H. May, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.

/s/ R. Barbara Gitenstein
------------------------------
    R. Barbara Gitenstein, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                  811-5629
ING Equity Trust                               333-56881                                 811-8817
ING Funds Trust                                333-59745                                 811-8895
ING Investment Funds, Inc.                     002-34552                                 811-1939
ING Mayflower Trust                            33-67852                                  811-7978
ING Mutual Funds                               33-56094                                  811-7428
ING Variable Insurance Trust                   333-83071                                 811-9477
ING Variable Products Trust                    33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                  811-8250
ING VP Natural Resources Trust                 33-26116                                  811-5710
USLICO Series Fund                             33-20957                                  811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                        811-5410
                                               333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                         333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1,2003.


/s/ J. Michael Earley
---------------------------------
J. Michael Earley, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                        1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                               33-23512                                   811-5629
ING Equity Trust                                  333-56881                                  811-8817
ING Funds Trust                                   333-59745                                  811-8895
ING Investment Funds, Inc.                        002-34552                                  811-1939
ING Mayflower Trust                               33-67852                                   811-7978
ING Mutual Funds                                  33-56094                                   811-7428
ING Variable Insurance Trust                      333-83071                                  811-9477
ING Variable Products Trust                       33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.                33-73520                                   811-8250
ING VP Natural Resources Trust                    33-26116                                   811-5710
USLICO Series Fund                                33-20957                                   811-05451
ING PRIME Rate Trust                              333-68239 ($5 mil)                         811-5410
                                                  333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                            333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Thomas J. McInerney
---------------------------
Thomas J. McInerney,Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #                      1940 ACT SEC FILING #
ING Investors Trust                           33-23512                                   811-5629
ING Equity Trust                              333-56881                                  811-8817
ING Funds Trust                               333-59745                                  811-8895
ING Investment Funds, Inc.                    002-34552                                  811-1939
ING Mayflower Trust                           33-67852                                   811-7978
ING Mutual Funds                              33-56094                                   811-7428
ING Variable Insurance Trust                  333-83071                                  811-9477
ING Variable Products Trust                   33-73140                                   811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                                   811-8250
ING VP Natural Resources Trust                33-26116                                   811-5710
USLICO Series Fund                            33-20957                                   811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                         811-5410
                                              333-61831 ($25 mil)                        811-5410
ING Senior Income Fund                        333-54910                                  811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Jock Patton
---------------------------
Jock Patton, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                     1933 ACT SEC FILING #                       1940 ACT SEC FILING #
ING Investors Trust                            33-23512                                    811-5629
ING Equity Trust                               333-56881                                   811-8817
ING Funds Trust                                333-59745                                   811-8895
ING Investment Funds, Inc.                     002-34552                                   811-1939
ING Mayflower Trust                            33-67852                                    811-7978
ING Mutual Funds                               33-56094                                    811-7428
ING Variable Insurance Trust                   333-83071                                   811-9477
ING Variable Products Trust                    33-73 140                                   811-8220
ING VP Emerging Markets Fund, Inc.             33-73520                                    811-8250
ING VP Natural Resources Trust                 33-26116                                    811-5710
USLICO Series Fund                             33-20957                                    811-05451
ING Prime Rate Trust                           333-68239 ($5 mil)                          811-5410
                                               333-61831 ($25 mil)                         811-5410
ING Senior Income Fund                         333-54910                                   811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ David W.C. Putnam
---------------------------------
David W.C. Putnam, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffiey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                    1933 ACT SEC FILING #             1940 ACT SEC FILING #
ING Investors Trust                           33-23512                          811-5629
ING Equity Trust                              333-56881                         811-8817
ING Funds Trust                               333-59745                         811-8895
ING Investment Funds, Inc.                    002-34552                         811-1939
ING Mayflower Trust                           33-67852                          811-7978
ING Mutual Funds                              33-56094                          811-7428
ING Variable Insurance Trust                  333-83071                         811-9477
ING Variable Products Trust                   33-73140                          811-8220
ING VP Emerging Markets Fund, Inc.            33-73520                          811-8250
ING VP Natural Resources Trust                33-26116                          811-5710
USLICO Series Fund                            33-20957                          811-05451
ING Prime Rate Trust                          333-68239 ($5 mil)                811-5410
                                              333-61831 ($25 mil)               811-5410
ING Senior Income Fund                        333-54910                         811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.


/s/ Blaine E. Rieke
--------------------------------
Blaine E. Rieke, Director/Trustee

                                POWER OF ATTORNEY


I, the undersigned Chairman and Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



Registrant                                       1933 Act SEC Filing #                     1940 Act SEC Filing #
ING Investors Trust                              33-23512                                  811-5629
ING Equity Trust                                 333-56881                                 811-8817
ING Funds Trust                                  333-59745                                 811-8895
ING Investment Funds, Inc.                       002-34552                                 811-1939
ING Mayflower Trust                              33-67852                                  811-7978
ING Mutual Funds                                 33-56094                                  811-7428
ING Variable Insurance Trust                     333-83071                                 811-9477
ING Variable Products Trust                      33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.               33-73520                                  811-8250
ING VP Natural Resources Trust                   33-26116                                  811-5710
USLICO Series Fund                               33-20957                                  811-05451
ING Prime Rate Trust                             333-68239 ($5 MIL)                        811-5410
                                                 333-61831 ($25 MIL)                       811-5410
ING Senior Income Fund                           333-54910                                 811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ John G.Turner
------------------------------------------
John G.Turner, Chairman and Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee, constitute and appoint Huey P. Falgout, Jr., Theresa K. Kelety, Jeffrey S. Puretz, James M. Hennessy and Michael J. Roland, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment
Companies:



REGISTRANT                                 1933 ACT SEC FILING #                1940 ACT SEC FILING #
ING Investors Trust                        33-23512                             811-5629
ING Equity Trust                           333-56881                            811-8817
ING Funds Trust                            333-59745                            811-8895
ING Investment Funds, Inc.                 002-34552                            811-1939
ING Mayflower Trust                        33-67852                             811-7978
ING Mutual Funds                           33-56094                             811-7428
ING Variable Insurance Trust               333-83071                            811-9477
ING Variable Products Trust                33-73140                             811-8220
ING VP Emerging Markets Fund, Inc.         33-73520                             811-8250
ING VP Natural Resources Trust             33-26116                             811-5710
USLICO Series Fund                         33-20957                             811-05451
ING Prime Rate Trust                       333-68239 ($5 mil)                   811-5410
                                           333-61831 ($25 mil)                  811-5410
ING Senior Income Fund                     333-54910                            811-10223



I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Richard A. Wedemeyer
--------------------------------------
Richard A. Wedemeyer, Director/Trustee

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety and James M. Hennessy, and each of them individually, my true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                      1933 ACT SEC FILING #                     1940 ACT SEC FILING #
ING Investors Trust                             33-23512                                  811-5629
ING Equity Trust                                333-56881                                 811-8817
ING Funds Trust                                 333-59745                                 811-8895
ING Investment Funds, Inc.                      002-34552                                 811-1939
ING Mayflower Trust                             33-67852                                  811-7978
ING Mutual Funds                                33-56094                                  811-7428
ING Variable Insurance Trust                    333-83071                                 811-9477
ING Variable Products Trust                     33-73140                                  811-8220
ING VP Emerging Markets Fund, Inc.              33-73520                                  811-8250
ING VP Natural Resources Trust                  33-26116                                  811-5710
USLICO Series Fund                              33-20957                                  811-05451
ING Prime Rate Trust                            333-68239 ($5 mil)                        811-5410
                                                333-61831 ($25 mil)                       811-5410
ING Senior Income Fund                          333-54910                                 811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ Michael J. Roland
---------------------
Michael J. Roland



      Executive Vice President and Chief Financial Officer
            ING Investors Trust
      Executive Vice President, Principal Financial Officer and Assistant Secretary
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.

                                POWER OF ATTORNEY

I, the undersigned Officer, constitute and appoint Huey P. Falgout, Jr., Jeffrey
S. Puretz, Theresa K. Kelety, and Michael J. Roland, and each of them individually, the true and lawful attorneys-in-fact and agents, with full power to them and each of them to sign for me, and in my name and in the capacity indicated below, as the case may be, any and all Post-Effective Amendments to Registration Statements filed with the Securities and Exchange Commission under the Securities Act of 1933 and under the Investment Company Act of 1940 for the following Registered Investment Companies:



REGISTRANT                                           1933 ACT SEC FILING #                  1940 ACT SEC FILING #
ING Investors Trust                                  33-23512                               811-5629
ING Equity Trust                                     333-56881                              811-8817
ING Funds Trust                                      333-59745                              811-8895
ING Investment Funds, Inc.                           002-34552                              811-1939
ING Mayflower Trust                                  33-67852                               811-7978
ING Mutual Funds                                     33-56094                               811-7428
ING Variable Insurance Trust                         333-83071                              811-9477
ING Variable Products Trust                          33-73140                               811-8220
ING VP Emerging Markets Fund, Inc.                   33-73520                               811-8250
ING VP Natural Resources Trust                       33-26116                               811-5710
USLICO Series Fund                                   33-20957                               811-05451
ING Prime Rate Trust                                 333-68239 ($5 mil)                     811-5410
                                                     333-61831 ($25 mil)                    811-5410
ING Senior Income Fund                               333-54910                              811-10223




I hereby ratify and confirm on the date set forth below, my signature as it may be signed by my said attorney-in-fact and agent to any and all amendments to such Registration Statements.

This Power of Attorney, which shall not be affected by the disability of the undersigned, is executed and effective as of December 1, 2003.

/s/ James M. Hennessy
---------------------
James M. Hennessy



      President and Chief Executive Officer
            ING Investors Trust
      President, Chief Executive Officer and Chief Operating Officer
            ING Equity Trust, ING Funds Trust, ING Investment Funds, Inc., ING Mayflower Trust, ING Mutual Funds, ING Variable Insurance Trust, ING Variable Products Trust, ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, USLICO Series Fund, ING Prime Rate Trust and ING Senior Income Fund.